UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Rochelle Levy

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class N Shares - CNGXX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$33	0.65%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNGXX-SAR-2025

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class S Shares - CNFXX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$40	0.79%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNFXX-SAR-2025

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Servicing Class Shares - CNIXX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$17	0.34%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNIXX-SAR-2025

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Class N Shares - CNRNX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$55	1.11%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$776,290	410	$1,991	10%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.0%
Short-Term Investment	1.2%
General Obligations	2.5%
Tobacco	2.6%
Housing	3.6%
Transportation	3.7%
Airports	4.0%
Healthcare	10.3%
Nursing Homes	14.4%
Industrial Development	18.0%
General Revenue	18.3%
Education	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRNX-SAR-2025

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Servicing Class Shares - CNRMX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$43	0.86%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$776,290	410	$1,991	10%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.0%
Short-Term Investment	1.2%
General Obligations	2.5%
Tobacco	2.6%
Housing	3.6%
Transportation	3.7%
Airports	4.0%
Healthcare	10.3%
Nursing Homes	14.4%
Industrial Development	18.0%
General Revenue	18.3%
Education	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRMX-SAR-2025

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund

Class N Shares - RIMOX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$58	1.15%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,719,193	1,269	$4,385	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Forward Foreign Currency Contracts	0.1%
Common Stock	0.2%
Sovereign Debt	1.0%
Convertible Bonds	1.3%
Short-Term Investment	2.8%
Note	2.9%
Limited Partnerships	3.6%
Non-Listed Business Development Companies	4.8%
Collateralized Loan Obligations	18.4%
Loan Participations	19.4%
Corporate Bonds	45.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.1%
Primary Wave Music IP Fund LP	—	—	3.1%
City National Rochdale FIOF Investments (Ireland) Limited	—	—	2.9%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	4.135%	10/15/37	0.9%
TCW Direct Lending LLC	—	—	0.7%
Petroleos de Venezuela	8.500%	10/27/20	0.6%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.930%	04/25/37	0.6%
Akbank, H15T5Y + 5.270%	9.369%	06/14/73	0.6%
Axian Telecom	7.375%	02/16/27	0.5%
Sasol Financing USA	4.500%	11/08/27	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RIMOX-SAR-2025

City National Rochdale Funds

City National Rochdale Equity Income Fund

Class N Shares - RIMHX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Equity Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Equity Income Fund, Class N Shares	$72	1.43%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$127,472	51	$343	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.9%
Industrials	2.0%
Health Care	3.1%
Consumer Discretionary	4.1%
Information Technology	4.2%
Materials	5.8%
Energy	6.4%
Communication Services	7.3%
Consumer Staples	11.4%
Multi-Utilities	12.9%
Electric Utilities	15.2%
Financials	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	3.9%
Altria Group	3.6%
Entergy	3.6%
AT&T	3.4%
International Paper	3.3%
Philip Morris International	3.0%
American Electric Power	3.0%
Duke Energy	2.9%
Citizens Financial Group	2.8%
Regions Financial	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RIMHX-SAR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Institutional Class Shares - CNRUX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$28	0.57%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRUX-SAR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Class N Shares - CNRWX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$53	1.07%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRWX-SAR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Servicing Class Shares - CNRVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$40	0.82%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CNRVX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable, as City National Rochdale Funds (the “Registrant”) is not a listed issuer as defined in Rule 10-A under the Securities Exchange Act of 1934, as amended.

Item 6. Investments

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CITY NATIONAL ROCHDALE FUNDS

2025 SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Financials and Other Information

Financial Statements (Form N-CSRS Item 7)
2	Schedules of Investments
77	Statements of Assets and Liabilities
79	Statements of Operations
81	Statements of Changes in Net Assets
84	Statement of Cash Flows
86	Financial Highlights
88	Notes to Financial Statements
99 Other Information - (Form N-CSRS Items 8-11)

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [65.6%]
Federal Farm Credit Bank (FFCB) [14.8%]
FFCB
4.430%, SOFRRATE + 0.040%, 04/15/25(A)	$100,000	$100,000
4.515%, SOFRRATE + 0.125%, 07/09/26(A)	100,000	100,000
4.515%, SOFRRATE + 0.125%, 08/06/26(A)	150,000	150,000
4.525%, SOFRRATE + 0.135%, 09/16/26(A)	100,000	100,000
4.525%, SOFRRATE + 0.135%, 11/18/26(A)	215,000	214,999
4.530%, SOFRRATE + 0.140%, 12/02/26(A)	100,000	100,000
4.525%, SOFRRATE + 0.135%, 12/09/26(A)	150,000	150,000
FFCB DN
4.284%, 04/22/25	100,000	99,752
4.253%, 05/06/25	30,000	29,877

Federal Home Loan Bank (FHLB) [50.1%]
FHLB
4.269%, 04/21/25	100,000	99,765
4.525%, SOFRRATE + 0.135%, 12/11/26(A)	100,000	100,000
FHLB DN
4.261%, 04/04/25(B)	175,000	174,938
4.280%, 04/09/25(B)	100,000	99,905
4.266%, 04/16/25(B)	300,000	299,472
4.260%, 04/23/25(B)	150,000	149,612
4.437%, 04/25/25(B)	100,000	99,711
4.252%, 04/30/25(B)	292,000	291,008
4.247%, 05/07/25(B)	480,000	477,975
4.275%, 05/14/25(B)	201,000	199,985
4.249%, 05/16/25(B)	445,000	442,657
4.262%, 05/23/25(B)	240,000	238,538
4.251%, 06/04/25(B)	300,000	297,757
4.248%, 06/06/25(B)	200,000	198,459
4.236%, 06/11/25(B)	115,000	114,049
4.234%, 06/25/25(B)	236,000	233,666
4.259%, 06/27/25(B)	25,000	24,746

Federal National Mortgage Association (FNMA) [0.7%]
FNMA
4.530%, SOFRRATE + 0.140%, 11/20/26(A)	54,000	54,000

Total U.S. Government Agency Obligations
(Cost $4,640,871)		4,640,871

Description	Shares/Face Amount (000)	Value (000)
U.S. Treasury Obligations [9.1%]
Foreign Governments [9.1%]
United States Treasury Bill
4.296%, 04/08/25(B)	$350,000	$349,710
4.276%, 05/15/25(B)	100,000	99,483
4.431%, 05/22/25(B)	100,000	99,386
4.301%, 06/05/25(B)	100,000	99,239

Total U.S. Treasury Obligations
(Cost $647,818)		647,818

Short-Term Investments [7.7%]
Goldman Sachs Financial Square Funds - Government Fund, 4.310%**	299,296,307	299,296
Morgan Stanley Institutional Liquidity Funds – Institutional Select, 4.210%**	243,321,371	243,322

Total Short-Term Investments
(Cost $542,618)		542,618

Repurchase Agreements [17.7%]
Barclays (C)
4.290%, dated 03/20/25, repurchased on 05/08/25, repurchase price $201,174,873 (collateralized by various U.S. Treasury obligations, par values ranging from $4,280,000-$45,756,000, 0.000%-4.250%, 06/03/2025-02/15/2047; with a total market value of $204,000,053)	200,000	200,000
Barclays (C)
4.200%, dated 03/31/25, repurchased on 04/01/25, repurchase price $50,005,869 (collateralized by various U.S. Treasury obligations, par values ranging from $4,241,100-$8,201,600, 0.000%-4.250%, 04/15/2025-11/15/2034; with a total market value of $51,000,092)	50,000	50,000
Barclays MBS (C)
4.250%, dated 03/31/25, repurchased on 04/01/25, repurchase price $100,011,877 (collateralized by a U.S. Treasury obligation, par value $110,209,600, 1.250%, 03/31/2028; with a total market value of $102,000,087)	100,000	100,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Daiwa MBS (C)
4.270%, dated 03/31/25, repurchased on 04/01/25, repurchase price $200,024,052 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$55,000,000, 0.000%-6.500%, 04/10/2025-03/01/2055; with a total market value of $205,597,549)	$200,000	$200,000
Goldman Sachs (C)
4.200%, dated 03/31/25, repurchased on 04/01/25, repurchase price $700,082,159 (collateralized by various U.S. Treasury obligations, par values ranging from $32,310,400-$558,531,200, 1.250%-4.630%, 09/15/2027-02/15/2055; with a total market value of $714,000,090)	700,000	700,000

Total Repurchase Agreements
(Cost $1,250,000)		1,250,000

Total Investments [100.1%]
(Cost $7,081,307)		$7,081,307

Percentages are based on net assets of $7,071,334 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2025.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Interest rate represents the security’s effective yield at the time of purchase.

(C)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFRRATE — Secured Overnight Financing Rate

The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$4,640,871	$—	$4,640,871
U.S. Treasury Obligations	—	647,818	—	647,818
Short-Term Investments	542,618	—	—	542,618
Repurchase Agreements	—	1,250,000	—	1,250,000
Total Investments in Securities	$542,618	$6,538,689	$—	$7,081,307

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.4%]
Alabama [1.9%]
Black Belt Energy Gas District, Ser B, RB
Callable 06/01/32 @ 100
5.000%, 10/01/55(A)	$5,000	$5,235
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,099
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,946
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	988
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,030

Total Alabama		15,298

Arizona [2.3%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	2,001
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	2,903
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	375	342
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	306
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	178
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,404

Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	250
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,192
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 05/05/25 @ 100
7.000%, 12/15/43	1,500	1,501
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,525
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	759

Total Arizona		18,361

Arkansas [0.6%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,530	4,310

California [6.9%]
California Infrastructure & Economic Development Bank, Sub-Ser B, RB, AMT
Callable 01/01/29 @ 105
9.500%, 01/01/65(A)(B)	3,795	3,793
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	5,036
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,748
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,536

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	$4,000	$4,003
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,018
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,149
California State, Municipal Finance Authority, SPL Tax
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	889
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,068
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	1,000	971
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.500%, 06/01/54(B)	2,875	2,761
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	52
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/05/25 @ 100
6.000%, 10/01/49	1,120	1,120
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/05/25 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 05/05/25 @ 100
5.625%, 10/01/34	575	575
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,525
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	509
California State, Statewide Communities Development Authority, RB
Callable 05/05/25 @ 100
5.250%, 12/01/44	4,000	4,001
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,047
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,256
City & County of San Francisco California, San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/49	2,500	2,582
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,757
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,341
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	758

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	$1,000	$671
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,251

Total California		53,434

Colorado [10.1%]
9th Avenue Metropolitan District No. 2, GO
Callable 05/05/25 @ 102
5.000%, 12/01/48	1,000	991
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/05/25 @ 101
5.125%, 12/01/47	1,041	912
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/05/25 @ 101
5.000%, 12/01/37	648	594
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,783
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 05/05/25 @ 103
5.000%, 12/01/35	729	650
Broadway Station Metropolitan District No. 3, GO
Callable 05/05/25 @ 103
5.000%, 12/01/49	1,500	1,167
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 04/25/25 @ 102
5.375%, 12/01/48	1,775	1,735
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/01/54	1,000	1,021
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	456
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,214
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,930
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,416
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (D)	2,655	2,655
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (D)	1,515	1,515
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,711
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,059
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,281
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,813
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 05/05/25 @ 100
5.750%, 01/01/44	2,000	2,001

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	$1,255	$1,174
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 04/25/25 @ 100
4.000%, 12/01/48	850	684
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	627
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,143
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,191
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,612
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,002
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/05/25 @ 102
4.375%, 12/01/47	250	229
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/05/25 @ 102
4.125%, 12/01/40	575	528
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.625%, 09/01/25(B) (D)	1,900	1,977
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.375%, 09/01/25(B) (D)	645	671
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	1,445	1,421
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,406
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	871
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(E)	7,335	5,513
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,250	1,262
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	1,145	1,131
North Holly, Metropolitan District, Ser A, GO
Callable 04/25/25 @ 102
5.500%, 12/01/48	1,755	1,758
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	3,001
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	925
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	3,102
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,753
Regional Transportation District, RB
4.000%, 07/15/40	500	472
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,445
Southglenn, Metropolitan District, GO
Callable 05/05/25 @ 100
5.000%, 12/01/46	1,551	1,441

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	$500	$508
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,026
Village at Dry Creek Metropolitan District No. 2, GO
Callable 05/05/25 @ 103
4.375%, 12/01/44	624	591
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	232
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 04/25/25 @ 103
5.375%, 12/01/48	1,283	1,264
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,325

Total Colorado		76,189

District of Columbia [0.6%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	4,895

Florida [8.1%]
Alachua County, Health Facilities Authority, RB
Callable 05/05/25 @ 100
6.375%, 11/15/49(C)	5,190	3,374
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,395
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,458
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	1,750	1,486
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,446
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,535
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,868
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	808
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	736
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,819
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	96
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	202
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	450	404
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	244
Florida State, Development Finance, RB, AMT
Callable 04/15/25 @ 104
8.250%, 07/01/57(A)(B)	3,000	3,115
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,025

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	$1,375	$1,426
Florida State, Development Finance, RB, AMT
Callable 05/05/25 @ 102
5.000%, 05/01/29(B)	3,500	3,548
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,934
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 05/05/25 @ 100
6.125%, 06/15/44(B)	3,000	3,001
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 05/05/25 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,051
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	522
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,833
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 05/05/25 @ 100
5.250%, 09/15/44	2,500	2,380
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,608
Orange County Health Facilities Authority, RB
Callable 04/01/35 @ 100
5.250%, 10/01/56	5,000	5,219
Orange County Health Facilities Authority, RB
Callable 04/01/35 @ 100
4.500%, 10/01/56	5,250	5,032
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	834
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,440	2,518
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	983
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	500	491

Total Florida		64,503

Georgia [1.5%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	3,874
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,400
Main Street Natural Gas, Ser E, RB
Callable 09/01/32 @ 100
5.000%, 05/01/55(A)	5,000	5,288

Total Georgia		11,562

Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,213

Illinois [9.2%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	400	403

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	$2,000	$2,006
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,636
Chicago, O’Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,315
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,114
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	1,972
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,014
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,072
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,060
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,180	4,238
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	739
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	339
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	289
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	172
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,871
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,718
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,650
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,130	2,124
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,011
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,340
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,305
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,575
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,970	5,814
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,884
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
4.250%, 01/01/29	535	522
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/05/25 @ 100
5.350%, 03/01/31	75	55

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	$2,000	$1,924
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,512
Village of Gilberts, RB
Callable 04/20/25 @ 100
5.000%, 11/15/34	1,731	1,662
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,285	4,237
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	404
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	705
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	771
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(E)	1,680	1,375

Total Illinois		69,828

Indiana [2.6%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,441
Indiana Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	5,000	5,033
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,968
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,962
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	633
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,220
Terre Haute, Westminster Village Project, RB
Callable 05/05/25 @ 100
6.000%, 08/01/39	2,355	1,925

Total Indiana		20,182

Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,995

Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(D)	1,330	1,357
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,793

Total Kansas		5,150

Kentucky [0.5%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,631

Louisiana [0.0%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 05/05/25 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 05/05/25 @ 100
8.375%, 07/01/39(C)	$3,474	$—

Total Louisiana		—

Maryland [2.5%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,002
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	785
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,563
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	930
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,145
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	950
Maryland Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	1,000	1,010
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	794
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	723
Prince George’s County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,014
Prince George’s County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,003
State of Maryland Department of Transportation, RB, AGC, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/54	4,000	4,157
Westminster, Luther Village Millers Grant Project, RB
Callable 05/05/25 @ 100
6.250%, 07/01/44	1,780	1,780
Westminster, Luther Village Millers Grant Project, RB
Callable 05/05/25 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 05/05/25 @ 100
6.000%, 07/01/34	1,205	1,206

Total Maryland		19,812

Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,974
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	758
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,678

Total Massachusetts		8,410

Michigan [2.1%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	637
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,452
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,260
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,244

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/05/25 @ 100
6.500%, 12/01/40	$3,745	$3,685
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/05/25 @ 100
5.875%, 12/01/30	1,585	1,577
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	798
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,004

Total Michigan		16,657

Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 05/05/25 @ 103
4.750%, 11/01/35	3,000	2,845
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 05/05/25 @ 101
5.250%, 06/01/58	2,840	2,476
Minneapolis State, Riverton Community Housing Project, RB
Callable 05/05/25 @ 102
5.000%, 08/01/53	500	472
Minneapolis State, Riverton Community Housing Project, RB
Callable 05/05/25 @ 102
4.750%, 08/01/43	1,600	1,487
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/49	1,500	1,551

Total Minnesota		8,831

Missouri [2.4%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 05/05/25 @ 100
4.000%, 03/01/42	985	810
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 05/05/25 @ 100
3.625%, 03/01/33	495	441
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 05/05/25 @ 100
3.000%, 03/01/26	85	84
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,934
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,505
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 04/25/25 @ 102
5.000%, 08/15/46	2,000	1,814
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,269
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/05/25 @ 100
4.375%, 05/15/36	2,065	1,964
St. Louis, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,981
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,244

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	$1,710	$1,709

Total Missouri		18,755

Nevada [1.8%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	925	898
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	240	197
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	690	545
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	845	710
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	190	170
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	503
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	497
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	376
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 12/01/25 @ 100
5.000%, 12/01/35	845	850
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	680	587
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	715	698
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,055	723
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	945	716
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	263
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	700	677
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B) (C)	79	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	1,001
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,598
Reno Nevada, RB
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	821
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	13,500	1,905

Total Nevada		13,735

New Hampshire [0.8%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,210

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	$500	$490
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,746

Total New Hampshire		6,446

New Jersey [2.3%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 05/05/25 @ 100
5.250%, 09/15/29	645	646
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	370	397
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,072
New Jersey State, Economic Development Authority, RB, AMT
Callable 05/05/25 @ 100
5.625%, 11/15/30	1,000	1,001
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,167
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,235
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	355	382
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	645	652
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(D)	1,410	1,495
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,520
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	4,245	4,249
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,408

Total New Jersey		18,224

New Mexico [0.3%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	489
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	486
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,681

Total New Mexico		2,656

New York [5.8%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,654
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,006
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,500

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A) (C)	$4,358	$400
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	1,000
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	2,953
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	1,969
New York State, Dormitory Authority, Ser B, RB
Callable 03/15/35 @ 100
5.000%, 03/15/51	5,000	5,215
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	916
New York State, Transportation Development, American Airlines, RB, AMT
Callable 04/25/25 @ 100
5.000%, 08/01/26	1,045	1,045
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,648
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,085
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	813
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,126
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,410	1,460
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,079
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,112
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,759
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,027
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,495
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,088

Total New York		45,350

North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	202

North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,043

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	$5,000	$—

Total North Dakota		1,043

Ohio [1.5%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,031
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,763
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	3,000	2,841
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	515
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 05/05/25 @ 100
5.000%, 02/15/48	250	244
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,459

Total Ohio		11,853

Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	40
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	2,632
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	1,009
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	13
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	1,664	6

Total Oklahoma		3,700

Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	851
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,068
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,504
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,768

Total Oregon		5,191

Pennsylvania [2.6%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/56	2,000	2,000
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,704
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,512

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Berks County Municipal Authority, RB
Callable 04/25/25 @ 100
5.000%, 06/30/39	$4,778	$4,625
Berks County Municipal Authority, RB
Callable 04/25/25 @ 87
0.000%, 11/15/29(E)	2,387	1,758
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	1,125
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	600	563
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	827
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,110	2,557
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	700
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	876
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	659
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,216

Total Pennsylvania		20,122

Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 04/20/25 @ 19
0.000%, 06/01/52(F)	21,270	3,386

South Carolina [0.2%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	872
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	411

Total South Carolina		1,283

Tennessee [0.7%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	4,184
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	908
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	400	403

Total Tennessee		5,495

Texas [10.3%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	913
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/05/25 @ 100
7.125%, 03/01/44	2,300	2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/05/25 @ 100
7.000%, 03/01/34	400	400

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	$500	$495
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,498
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,261
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	916
Horizon Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	1,000	904
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,311
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,339
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,000
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	250
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,558
New Hope Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,129
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 05/05/25 @ 102
5.000%, 07/01/36	3,410	3,412
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 05/05/25 @ 102
5.000%, 07/01/46	1,250	1,152
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,776
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	432
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,533
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,451	5,263
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,423
Newark Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	964
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,703
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	903
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(D)	5,000	5,953
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,081
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	252

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Port of Beaumont Navigation District, RB, AMT
Callable 05/05/25 @ 102
2.875%, 01/01/41(B)	$250	$193
Port of Beaumont Navigation District, RB, AMT
Callable 05/05/25 @ 102
2.750%, 01/01/36(B)	1,000	826
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County Cultural Education Facilities Finance, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/52	3,750	3,751
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	9,000	4,950
Temple, Ser A-REV, TA
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,000
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,782
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	5,000	4,955
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	607
Texas Water Development Board, Ser A, RB
Callable 10/15/34 @ 100
4.375%, 10/15/54	5,000	4,877

Total Texas		80,062

Utah [1.0%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,988
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	498
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	775
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/31 @ 100
5.000%, 07/01/51	2,000	2,006
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,623
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	1,000	1,003

Total Utah		7,893

Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,363
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,154

Total Virginia		5,517

Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	407
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,495

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	$1,650	$1,481
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,570

Total Washington		7,953

West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,620	2,104

Wisconsin [8.4%]
Hartford, Public Finance Authority, RB
Callable 05/05/25 @ 100
5.000%, 09/01/38(B)	1,580	1,543
Pine Lake, Public Finance Authority, RB
Callable 04/20/25 @ 100
5.500%, 03/01/45(B)	3,460	3,461
Pine Lake, Public Finance Authority, RB
Callable 04/20/25 @ 100
5.250%, 03/01/35(B)	1,250	1,250
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	1,250	1,258
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.250%, 06/15/65	1,000	958
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (D)	100	108
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,170
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,499
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,436
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	50	52
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	60	62
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,405
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,321
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	493
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,640
Public Finance Authority, Ser A, RB
Callable 10/01/32 @ 100
5.000%, 10/01/52	5,000	5,116
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	508
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,749
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,342
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	454
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,877
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 05/05/25 @ 100
5.250%, 12/01/49	4,000	3,550

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	$4,625	$4,636
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,215
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 05/05/25 @ 100
5.625%, 07/01/44	3,500	3,502
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 05/05/25 @ 100
5.375%, 07/01/34	2,000	2,002
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,012
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,567
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	751
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 05/05/25 @ 100
5.875%, 04/01/45	3,000	3,002
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,007
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,284

Total Wisconsin		65,230

American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,031

Puerto Rico [3.8%]
Children’s Trust Fund, RB
Callable 05/05/25 @ 100
5.625%, 05/15/43	2,000	2,025
Children’s Trust Fund, Ser A, RB
Callable 05/05/25 @ 9
0.000%, 05/15/57(F)	25,000	1,563
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,130	3,808
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,088
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	842
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	10,005	9,941
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,493
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	29

Total Puerto Rico		28,789

Total Municipal Bonds
(Cost $805,597)		763,281

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.260%**	9,541,349	$9,541

Total Short-Term Investment
(Cost $9,541)		9,541

Total Investments [99.6%]
(Cost $815,138)		$772,822

Percentages are based on net assets of $776,290 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2025.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $243,616 (000), representing 31.4% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(F)	Zero coupon security.

AGC — American Guarantee Corporation

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$763,281	$—	$763,281
Short-Term Investment	9,541	—	—	9,541
Total Investments in Securities	$9,541	$763,281	$—	$772,822

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [45.9%]
Aerospace/Defense [0.3%]
Goat Holdco
6.750%, 02/01/32(A)		$175	$171
Spirit AeroSystems
9.375%, 11/30/29(A)		527	563
Spirit AeroSystems
9.750%, 11/15/30(A)		448	495
TransDigm
6.750%, 08/15/28(A)		275	279
TransDigm
6.375%, 03/01/29(A)		450	454
TransDigm
6.875%, 12/15/30(A)		1,500	1,534
TransDigm
6.625%, 03/01/32(A)		975	986

Total Aerospace/Defense			4,482

Agricultural [0.3%]
Kernel Holding
6.750%, 10/27/27		4,875	4,456
MHP Lux
6.250%, 09/19/29		665	565

Total Agricultural			5,021

Air Transportation [0.1%]
SGL Group ApS
7.427%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	438
SGL Group ApS
6.784%, EUR003M + 4.250%, 02/24/31(B)	EUR	400	432

Total Air Transportation			870

Airlines [0.4%]
Allegiant Travel
7.250%, 08/15/27(A)		1,065	1,032
American Airlines
5.500%, 04/20/26(A)		877	873
Azul Secured Finance LLP
11.930%, 08/28/28		3,087	2,701
Azul Secured Finance LLP
4.389%, SOFRINDX + 0.000%, 01/28/30(A) (B)		2,062	2,299

Total Airlines			6,905

Airport Develop/Maint [0.6%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	1,998
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		1,660	1,673
TAV Havalimanlari Holding
8.500%, 12/07/28		5,645	5,779

Total Airport Develop/Maint			9,450

Auto Rent & Lease [0.1%]
Kapla Holding SAS
6.001%, EUR003M + 3.500%, 07/31/30(B)	EUR	850	921
Upbound Group
6.375%, 02/15/29(A)		1,565	1,479

Total Auto Rent & Lease			2,400

Automotive [0.6%]
Adient Global Holdings
7.500%, 02/15/33(A)		912	848
Clarios Global
6.750%, 02/15/30(A)		150	151
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	722
Ford Motor Credit
5.125%, 06/16/25		1,150	1,149
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,648
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,075	1,048
JB Poindexter
8.750%, 12/15/31(A)		400	411
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,000	2,005
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		825	650
ZF North America Capital
6.875%, 04/14/28(A)		200	197
ZF North America Capital
7.125%, 04/14/30(A)		200	192

Total Automotive			11,021

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Autoparts [0.3%]
American Axle & Manufacturing
6.875%, 07/01/28		$700	$666
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	527
Metalsa Sapi De Cv
3.750%, 05/04/31		1,953	1,540
3.750%, 05/04/31(A)		2,955	2,331

Total Autoparts			5,064

Banking [0.0%]
Ally Financial
5.750%, 11/20/25		275	276

Banks [3.9%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/73(A) (B)		9,480	9,538
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/73(A) (B)		5,350	4,670
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/74(B)		1,320	1,320
7.500%, H15T5Y + 3.767%, 03/12/74(A) (B)		3,700	3,700
Banco General
5.250%, H15T10Y + 3.665%, 11/07/73(B)		2,625	2,326
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,140
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/74(A) (B)		1,350	1,340
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,125
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,697	2,581
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		2,600	2,458
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)		4,167	3,960
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	4,993
Freedom Mortgage
7.625%, 05/01/26(A)		850	848
Freedom Mortgage
12.000%, 10/01/28(A)		775	832
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	180,744	958
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,377
Jscb Agrobank
9.250%, 10/02/29(A)		3,000	3,120
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/74(C) (D)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,121
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	610
9.250%, 10/16/28(A)		3,950	4,188

Total Banks			67,208

Broadcasting & Cable [0.9%]
Cable One
4.000%, 11/15/30(A)		3,030	2,402
CCO Holdings
7.375%, 03/01/31(A)		1,879	1,908
Charter Communications Operating
6.650%, 02/01/34		765	791
Charter Communications Operating
6.484%, 10/23/45		2,130	2,019

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CSC Holdings
11.250%, 05/15/28(A)		$1,405	$1,358
Gray Media
10.500%, 07/15/29(A)		570	591
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		4,900	4,100
6.750%, 10/15/27(A)		1,625	1,360
Time Warner Cable
5.875%, 11/15/40		530	484

Total Broadcasting & Cable			15,013

Building & Construction [0.7%]
Allegheny Ludlum
6.950%, 12/15/25		470	472
Assemblin Caverion Group
5.849%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	754
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)		1,640	1,561
Cemex
9.125%, H15T5Y + 5.157%, 06/14/73(A) (B)		1,880	1,909
Dream Finders Homes
8.250%, 08/15/28(A)		1,171	1,210
Forestar Group
5.000%, 03/01/28(A)		528	516
Knife River
7.750%, 05/01/31(A)		1,255	1,307
LGI Homes
8.750%, 12/15/28(A)		490	511
New Home
9.250%, 10/01/29(A)		1,434	1,471
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	475
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,225	1,269
Winnebago Industries
6.250%, 07/15/28(A)		260	257
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127

Total Building & Construction			11,839

Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	334
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	367
CP Atlas Buyer
7.000%, 12/01/28(A)		775	612
Foundation Building Materials
6.000%, 03/01/29(A)		2,426	1,980
GYP Holdings III
4.625%, 05/01/29(A)		975	913
Interface
5.500%, 12/01/28(A)		825	803
Masterbrand
7.000%, 07/15/32(A)		955	953
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	471
Patrick Industries
6.375%, 11/01/32(A)		500	484
Quikrete Holdings
6.375%, 03/01/32(A)		413	416
Quikrete Holdings
6.750%, 03/01/33(A)		263	262
Standard Building Solutions
6.500%, 08/15/32(A)		475	475
Standard Industries
5.000%, 02/15/27(A)		600	591
Standard Industries
4.750%, 01/15/28(A)		1,150	1,113
White Capital Buyer
6.875%, 10/15/28(A)		725	696

Total Building Materials			10,470

Building-Heavy Construct [0.9%]
Arcosa
6.875%, 08/15/32(A)		290	294
ATP Tower Holdings
7.875%, 02/03/30(A)		3,700	3,704
HTA Group
7.500%, 06/04/29(A)		4,370	4,434
IRB Infrastructure Developers
7.110%, 03/11/32		3,700	3,725
Odebrecht Holdco Finance
0.000%, 09/10/58(E)		13,874	21

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sitios Latinoamerica
5.375%, 04/04/32(A)	$3,860	$3,710

Total Building-Heavy Construct		15,888

Cable Satellite [1.0%]
CCO Holdings
5.125%, 05/01/27(A)	1,600	1,575
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,164
CCO Holdings
4.750%, 03/01/30(A)	535	496
CCO Holdings
4.500%, 08/15/30(A)	550	500
4.500%, 05/01/32	150	130
CCO Holdings
4.250%, 02/01/31(A)	150	133
4.250%, 01/15/34(A)	900	741
CSC Holdings
5.500%, 04/15/27(A)	525	486
CSC Holdings
5.750%, 01/15/30(A)	650	341
CSC Holdings
4.125%, 12/01/30(A)	400	290
CSC Holdings
3.375%, 02/15/31(A)	400	286
CSC Holdings
4.500%, 11/15/31(A)	675	489
DIRECTV Holdings
5.875%, 08/15/27(A)	981	950
DISH DBS
7.375%, 07/01/28	350	249
DISH DBS
5.125%, 06/01/29	325	212
Sirius XM Radio
4.000%, 07/15/28(A)	1,740	1,621
Sirius XM Radio
5.500%, 07/01/29(A)	1,250	1,207
Sirius XM Radio
3.875%, 09/01/31(A)	350	299
Sunrise FinCo I BV
4.875%, 07/15/31(A)	975	884
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,400	1,342
Virgin Media Finance
5.000%, 07/15/30(A)	825	706
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,350
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	724
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,330	1,156
VZ Secured Financing BV
5.000%, 01/15/32(A)	200	174
Ziggo Bond BV
5.125%, 02/28/30(A)	225	196
Ziggo Bond BV
4.875%, 01/15/30(A)	350	321

Total Cable Satellite		18,022

Chemicals [1.3%]
Axalta Coating Systems
4.750%, 06/15/27(A)	700	688
Axalta Coating Systems
3.375%, 02/15/29(A)	375	343
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)	2,530	2,537
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)	957	887
Celanese US Holdings
6.500%, 04/15/30	100	99
Celanese US Holdings
6.750%, 04/15/33	425	413
Celanese US Holdings
6.950%, 11/15/33	1,450	1,515
Chemours
8.000%, 01/15/33(A)	515	481
Consolidated Energy Finance
5.625%, 10/15/28(A)	575	494
Consolidated Energy Finance
12.000%, 02/15/31(A)	520	519
Element Solutions
3.875%, 09/01/28(A)	525	494
HB Fuller
4.250%, 10/15/28	775	735
Herens Holdco Sarl
4.750%, 05/15/28(A)	800	720
Illuminate Buyer
9.000%, 07/01/28(A)	525	522
INEOS Finance
6.750%, 05/15/28(A)	2,235	2,237
INEOS Quattro Finance 2
9.625%, 03/15/29(A)	470	486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mativ Holdings
8.000%, 10/01/29(A)		$1,620	$1,397
OCP
7.500%, 05/02/54		1,025	1,049
7.500%, 05/02/54(A)		3,850	3,942
Olympus Water US Holding
7.125%, 10/01/27(A)		375	375
Olympus Water US Holding
9.750%, 11/15/28(A)		325	337
Olympus Water US Holding
6.250%, 10/01/29(A)		875	768
Olympus Water US Holding
7.250%, 06/15/31(A)		300	294
SNF Group
3.375%, 03/15/30(A)		275	243
WR Grace Holdings
4.875%, 06/15/27(A)		425	411
WR Grace Holdings
5.625%, 08/15/29(A)		225	193

Total Chemicals			22,179

Coal Mining [0.1%]
Coronado Finance Pty
9.250%, 10/01/29(A)		1,137	1,059
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,119

Total Coal Mining			2,180

Commercial Serv-Finance [0.1%]
Sabre GLBL
8.625%, 06/01/27(A)		916	906
Shift4 Payments
6.750%, 08/15/32(A)		483	487
WEX
6.500%, 03/15/33(A)		515	510

Total Commercial Serv-Finance			1,903

Commercial Services [0.0%]
Arena Luxembourg Finance Sarl
5.606%, EUR003M + 3.000%, 02/01/27(B)	EUR	200	216
Live Nation Entertainment
5.625%, 03/15/26(A)		580	579
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	1

Total Commercial Services			796

Communication & Media [0.2%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,396
5.500%, 01/14/32(A)		2,457	2,279

Total Communication & Media			3,675

Computer System Design & Services [0.3%]
Diebold Nixdorf
7.750%, 03/31/30(A)		618	641
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,812

Total Computer System Design & Services			5,453

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29		911	969

Construction Machinery [0.1%]
Terex
5.000%, 05/15/29(A)		680	649
United Rentals North America
5.500%, 05/15/27		424	422
United Rentals North America
4.875%, 01/15/28		600	588

Total Construction Machinery			1,659

Consumer Cyclical Services [0.4%]
Allied Universal Holdco
9.750%, 07/15/27(A)		400	402
Allied Universal Holdco
6.000%, 06/01/29(A)		1,375	1,264
Allied Universal Holdco
7.875%, 02/15/31(A)		425	430
Brink’s
6.500%, 06/15/29(A)		350	354
Brink’s
6.750%, 06/15/32(A)		350	355

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cars.com
6.375%, 11/01/28(A)		$500	$495
Dun & Bradstreet
5.000%, 12/15/29(A)		625	626
Garda World Security
6.000%, 06/01/29(A)		1,250	1,169
Garda World Security
8.375%, 11/15/32(A)		650	639
Go Daddy Operating
5.250%, 12/01/27(A)		725	719
Match Group
5.000%, 12/15/27(A)		1,000	979
Match Group
4.625%, 06/01/28(A)		250	240

Total Consumer Cyclical Services			7,672

Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		1,500	1,476
Champ Acquisition
8.375%, 12/01/31(A)		707	731
Edgewell Personal Care
5.500%, 06/01/28(A)		725	710
Edgewell Personal Care
4.125%, 04/01/29(A)		200	185
Energizer Holdings
6.500%, 12/31/27(A)		750	754
Energizer Holdings
4.375%, 03/31/29(A)		850	792

Total Consumer Products			4,648

Containers & Packaging [0.0%]
Graham Packaging
7.125%, 08/15/28(A)		660	645

Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)		980	985

Distribution/Wholesale [0.1%]
Azelis Finance
4.750%, 09/25/29	EUR	240	263
Windsor Holdings III
8.500%, 06/15/30(A)		875	903

Total Distribution/Wholesale			1,166

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		1,500	1,500
Gates
6.875%, 07/01/29(A)		400	407
WESCO Distribution
7.250%, 06/15/28(A)		800	815
WESCO Distribution
6.375%, 03/15/29(A)		100	101
6.375%, 03/15/33(A)		328	329
WESCO Distribution
6.625%, 03/15/32(A)		150	152

Total Diversified Manufacturing			3,304

Drugs [0.1%]
Neopharmed Gentili SPA
7.035%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	434
Organon
2.875%, 04/30/28	EUR	1,000	1,029

Total Drugs			1,463

E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)		1,306	1,184

E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)		978	990

Electric Utilities [1.2%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,591
Lightning Power
7.250%, 08/15/32(A)		1,943	2,000
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	4,986
Mong Duong Finance Holdings BV
5.125%, 05/07/29		4,605	4,461
Pike
8.625%, 01/31/31(A)		924	974
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		5,047	5,076

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vistra
8.000%, H15T5Y + 6.930%, 04/15/73(A) (B)		$1,130	$1,160

Total Electric Utilities			20,248

Energy & Power [0.6%]
Aydem Yenilenebilir Enerji
7.750%, 02/02/27		2,777	2,764
FS Luxembourg Sarl
8.875%, 02/12/31		3,550	3,642
8.875%, 02/12/31(A)		800	821
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)		3,860	3,808

Total Energy & Power			11,035

Entertainment & Gaming [0.7%]
IGT Lottery Holdings BV
4.250%, 03/15/30	EUR	430	467
Lottomatica Group Spa
6.485%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	434
Lottomatica Group Spa
5.735%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	218
Melco Resorts Finance
5.375%, 12/04/29		3,850	3,531
Studio City Finance
6.500%, 01/15/28		4,000	3,884
Wynn Macau
5.625%, 08/26/28		900	866
Wynn Macau
5.125%, 12/15/29		2,100	1,940

Total Entertainment & Gaming			11,340

Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	336
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	620

Total Finance			956

Finance Companies [0.7%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,253
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	78
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		835	876
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	78
Navient
6.750%, 06/25/25		375	375
Navient
5.000%, 03/15/27		750	734
Rocket Mortgage
3.625%, 03/01/29(A)		350	323
Rocket Mortgage
3.875%, 03/01/31(A)		950	849
Rocket Mortgage
4.000%, 10/15/33(A)		1,165	997
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,690	1,685
5.500%, 04/15/29(A)		3,228	3,112
UWM Holdings
6.625%, 02/01/30(A)		840	832

Total Finance Companies			12,192

Financial Services [2.1%]
ASG Finance Designated Activity
9.750%, 05/15/29(A)		6,040	6,108
Bread Financial Holdings
9.750%, 03/15/29(A)		940	992
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	656
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,560
Enact Holdings
6.250%, 05/28/29		1,910	1,957
Encore Capital Group
4.250%, 06/01/28	GBP	500	610
Encore Capital Group
9.250%, 04/01/29(A)		1,860	1,948
Enova International
11.250%, 12/15/28(A)		745	803
Enova International
9.125%, 08/01/29(A)		970	1,000
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	766

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		$525	$510
GGAM Finance
8.000%, 02/15/27(A)		990	1,015
goeasy
9.250%, 12/01/28(A)		455	478
goeasy
7.625%, 07/01/29(A)		795	795
goeasy
7.375%, 10/01/30(A)		520	511
Iqera Group SAS
9.056%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	553
Jefferies Finance
5.000%, 08/15/28(A)		765	719
Jefferies Finance
6.625%, 10/15/31(A)		1,285	1,272
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	584
Nationstar Mortgage Holdings
6.500%, 08/01/29(A)		440	446
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	902
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	297
OEC Finance
7.500%, 03/14/74(C)		38	—
OneMain Finance
9.000%, 01/15/29		1,435	1,506
OneMain Finance
7.875%, 03/15/30		420	434
OneMain Finance
6.750%, 03/15/32		450	442
PennyMac Financial Services
5.375%, 10/15/25(A)		785	783
PennyMac Financial Services
7.875%, 12/15/29(A)		450	468
PennyMac Financial Services
6.875%, 02/15/33(A)		515	512
PRA Group
5.000%, 10/01/29(A)		845	778
PRA Group
8.875%, 01/31/30(A)		927	967
Sobha Sukuk
8.750%, 07/17/28		3,278	3,353
TrueNoord Capital DAC
8.750%, 03/01/30(A)		610	618

Total Financial Services			35,343

Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	956
Performance Food Group
4.250%, 08/01/29(A)		925	865
Performance Food Group
6.125%, 09/15/32(A)		50	50
Post Holdings
6.250%, 02/15/32(A)		400	402
6.250%, 10/15/34(A)		175	171
Post Holdings
6.375%, 03/01/33(A)		500	492
US Foods
6.875%, 09/15/28(A)		375	384
US Foods
4.750%, 02/15/29(A)		675	650
US Foods
5.750%, 04/15/33(A)		75	73

Total Food & Beverage			4,043

Food, Beverage & Tobacco [0.6%]
Coca-Cola Icecek
50.500%, 04/28/25	TRY	101,100	2,617
Health & Happiness H&H International Holdings
9.125%, 07/24/28		4,260	4,290
Minerva Luxembourg
4.375%, 03/18/31(A)		2,425	2,119
Simmons Foods
4.625%, 03/01/29(A)		855	793
Turning Point Brands
7.625%, 03/15/32(A)		1,003	1,042

Total Food, Beverage & Tobacco			10,861

Food-Baking [0.0%]
Sammontana Italia
6.535%, EUR003M + 3.750%, 10/15/31(B)	EUR	350	379

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)	$3,500	$3,552

Gaming [0.7%]
Affinity Interactive
6.875%, 12/15/27(A)	250	190
Boyd Gaming
4.750%, 12/01/27	875	856
Caesars Entertainment
4.625%, 10/15/29(A)	225	207
Caesars Entertainment
7.000%, 02/15/30(A)	225	228
Caesars Entertainment
6.500%, 02/15/32(A)	425	423
Caesars Entertainment
6.000%, 10/15/32(A)	500	467
Churchill Downs
5.750%, 04/01/30(A)	150	147
Churchill Downs
6.750%, 05/01/31(A)	910	917
Colt Merger Sub
8.125%, 07/01/27(A)	787	792
Light & Wonder International
7.250%, 11/15/29(A)	125	127
Light & Wonder International
7.500%, 09/01/31(A)	625	640
MGM Resorts International
6.125%, 09/15/29	300	297
MGM Resorts International
6.500%, 04/15/32	625	612
Midwest Gaming Borrower
4.875%, 05/01/29(A)	775	727
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)	850	849
Ontario Gaming GTA
8.000%, 08/01/30(A)	800	796
Penn Entertainment
5.625%, 01/15/27(A)	250	247
Penn Entertainment
4.125%, 07/01/29(A)	125	111
Scientific Games Holdings
6.625%, 03/01/30(A)	525	495
Station Casinos
4.500%, 02/15/28(A)	1,990	1,905
Station Casinos
4.625%, 12/01/31(A)	960	863
Wynn Resorts Finance
7.125%, 02/15/31(A)	475	491
Wynn Resorts Finance
6.250%, 03/15/33(A)	200	195

Total Gaming		12,582

Gold Mining [0.6%]
Aris Mining
8.000%, 10/31/29(A)	3,870	3,932
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	6,285	6,270

Total Gold Mining		10,202

Health Insurance [0.0%]
Molina Healthcare
6.250%, 01/15/33(A)	275	271

Healthcare [0.6%]
Avantor Funding
4.625%, 07/15/28(A)	875	843
CHS
5.625%, 03/15/27(A)	650	620
CHS
6.000%, 01/15/29(A)	250	221
CHS
6.875%, 04/15/29(A)	725	470
Concentra Escrow Issuer
6.875%, 07/15/32(A)	225	229
DaVita
4.625%, 06/01/30(A)	220	202
Embecta
6.750%, 02/15/30(A)	325	310
Insulet
6.500%, 04/01/33(A)	685	695
IQVIA
5.000%, 10/15/26(A)	1,075	1,067
Medline Borrower
6.250%, 04/01/29(A)	525	532
Medline Borrower
5.250%, 10/01/29(A)	1,900	1,823
Neogen Food Safety
8.625%, 07/20/30(A)	400	421
Raven Acquisition Holdings
6.875%, 11/15/31(A)	600	580

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Select Medical
6.250%, 12/01/32(A)		$425	$414
Tenet Healthcare
5.125%, 11/01/27		1,225	1,207
Tenet Healthcare
6.125%, 10/01/28		575	572
Tenet Healthcare
6.750%, 05/15/31		450	456

Total Healthcare			10,662

Homebuilders/Materials/Construction [0.0%]
Victoria
3.750%, 03/15/28	EUR	500	313

Hotels and Motels [0.1%]
Hilton Grand Vacations Borrower
6.625%, 01/15/32(A)		495	490
Marriott Ownership Resorts
4.750%, 01/15/28		1,045	993
Travel + Leisure
6.625%, 07/31/26(A)		938	945

Total Hotels and Motels			2,428

Independent Energy [0.6%]
Aethon United BR
7.500%, 10/01/29(A)		475	483
Antero Resources
7.625%, 02/01/29(A)		159	163
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		375	459
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,717
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)		883	879
Civitas Resources
8.375%, 07/01/28(A)		1,130	1,165
Civitas Resources
8.625%, 11/01/30(A)		225	233
Civitas Resources
8.750%, 07/01/31(A)		150	154
CNX Resources
7.250%, 03/01/32(A)		75	76
Comstock Resources
6.750%, 03/01/29(A)		825	806
Expand Energy
7.000%, 10/01/24(C) (D)		575	2
Expand Energy
5.375%, 03/15/30		300	297
Matador Resources
6.500%, 04/15/32(A)		450	446
Matador Resources
6.250%, 04/15/33(A)		100	98
Permian Resources Operating
5.375%, 01/15/26(A)		350	349
Permian Resources Operating
6.250%, 02/01/33(A)		175	174
Range Resources
8.250%, 01/15/29		500	514
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	309
SM Energy
6.750%, 09/15/26		625	625
SM Energy
7.000%, 08/01/32(A)		100	98
TGNR Intermediate Holdings
5.500%, 10/15/29(A)		525	493

Total Independent Energy			9,540

Industrial - Other [0.2%]
Hillenbrand
6.250%, 02/15/29		525	526
Madison IAQ
5.875%, 06/30/29(A)		1,525	1,440
SPX FLOW
8.750%, 04/01/30(A)		900	925

Total Industrial - Other			2,891

Insurance [0.2%]
APH Somerset Investor 2
7.875%, 11/01/29(A)		995	980
Howden UK Refinance
7.250%, 02/15/31(A)		500	504
Howden UK Refinance
8.125%, 02/15/32(A)		1,965	1,985

Total Insurance			3,469

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Insurance - P&C [1.1%]
Acrisure
7.500%, 11/06/30(A)		$1,370	$1,393
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		680	675
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		250	242
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	728
Alliant Holdings Intermediate
7.375%, 10/01/32(A)		350	351
AmWINS Group
4.875%, 06/30/29(A)		1,300	1,222
Ardonagh Finco
7.750%, 02/15/31(A)		250	255
Ardonagh Group Finance
8.875%, 02/15/32(A)		1,950	1,987
AssuredPartners
5.625%, 01/15/29(A)		775	774
AssuredPartners
7.500%, 02/15/32(A)		275	293
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		1,720	1,743
BroadStreet Partners
5.875%, 04/15/29(A)		1,450	1,391
HUB International
5.625%, 12/01/29(A)		1,075	1,040
HUB International
7.250%, 06/15/30(A)		1,200	1,236
HUB International
7.375%, 01/31/32(A)		900	916
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	919
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		600	641
Panther Escrow Issuer
7.125%, 06/01/31(A)		1,475	1,503
Ryan Specialty
4.375%, 02/01/30(A)		300	285
Ryan Specialty
5.875%, 08/01/32(A)		300	296
USI
7.500%, 01/15/32(A)		1,375	1,402

Total Insurance - P&C			19,292

Internet Connectiv Svcs [0.1%]
United Group BV
6.806%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	540
6.806%, EUR003M + 4.250%, 02/15/31(B)	EUR	630	683

Total Internet Connectiv Svcs			1,223

Investment Bank/Broker-Dealer [0.1%]
Aretec Group
10.000%, 08/15/30(A)		935	1,004
VFH Parent
7.500%, 06/15/31(A)		885	909

Total Investment Bank/Broker-Dealer			1,913

Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,006	972

Leisure [0.5%]
Carnival
6.000%, 05/01/29(A)		475	471
Carnival
7.000%, 08/15/29(A)		175	183
Carnival
5.750%, 03/15/30(A)		200	199
Carnival
6.125%, 02/15/33(A)		175	173
NCL
5.875%, 03/15/26(A)		84	84
5.875%, 02/15/27(A)		985	984
NCL
8.125%, 01/15/29(A)		250	263
NCL
7.750%, 02/15/29(A)		125	130
NCL
6.750%, 02/01/32(A)		375	371
NCL Finance
6.125%, 03/15/28(A)		200	199
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	350
Royal Caribbean Cruises
5.375%, 07/15/27(A)		525	523

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Royal Caribbean Cruises
5.625%, 09/30/31(A)		$100	$98
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	278
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	175
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		900	852
Six Flags Entertainment
7.250%, 05/15/31(A)		875	878
Viking Cruises
6.250%, 05/15/25(A)		1,690	1,690
VOC Escrow
5.000%, 02/15/28(A)		1,005	980

Total Leisure			8,881

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	525
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	349
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	297
RHP Hotel Properties
6.500%, 04/01/32(A)		425	425
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	358
XHR
6.625%, 05/15/30(A)		125	123

Total Lodging			2,077

Machinery [0.1%]
Manitowoc
9.250%, 10/01/31(A)		955	982

Machinery-General Indust [0.0%]
Omnia Della Toffola
6.605%, EUR003M + 4.250%, 11/05/31(B)	EUR	120	128

Machinery-Pumps [0.0%]
CEME
6.855%, EUR003M + 4.500%, 09/30/31(B)	EUR	500	540

Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/74(B)		2,250	2,250

Media Entertainment [0.3%]
CMG Media
8.875%, 06/18/29(A)		250	216
Gray Media
5.375%, 11/15/31(A)		350	214
Lamar Media
4.875%, 01/15/29		1,000	972
Nexstar Broadcasting
5.625%, 07/15/27(A)		250	246
Outfront Media Capital
4.625%, 03/15/30(A)		925	846
Sinclair Television Group
5.500%, 03/01/30(A)		450	331
Sinclair Television Group
4.375%, 12/31/32(A)		175	108
Stagwell Global
5.625%, 08/15/29(A)		1,550	1,470
Univision Communications
8.000%, 08/15/28(A)		200	201
Univision Communications
4.500%, 05/01/29(A)		225	198
Univision Communications
7.375%, 06/30/30(A)		625	599

Total Media Entertainment			5,401

Medical Products & Services [0.1%]
LifePoint Health
9.875%, 08/15/30(A)		450	475
LifePoint Health
11.000%, 10/15/30(A)		470	510
RAY Financing
6.535%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	434

Total Medical Products & Services			1,419

Metal-Copper [0.6%]
First Quantum Minerals
6.875%, 10/15/27(A)		245	245
First Quantum Minerals
9.375%, 03/01/29(A)		2,345	2,466
First Quantum Minerals
8.000%, 03/01/33(A)		6,670	6,757

Total Metal-Copper			9,468

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Metal-Iron [0.3%]
Mineral Resources
8.125%, 05/01/27(A)		$1,495	$1,480
Mineral Resources
9.250%, 10/01/28(A)		945	944
Mineral Resources, MTN
8.000%, 11/01/27(A)		490	484
Samarco Mineracao
9.500% PIK, 06/30/31		2,511	2,432

Total Metal-Iron			5,340

Metals & Mining [0.8%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		565	581
Arsenal AIC Parent
8.000%, 10/01/30(A)		535	546
Arsenal AIC Parent
11.500%, 10/01/31(A)		890	968
Cleveland-Cliffs
4.625%, 03/01/29(A)		650	604
Cleveland-Cliffs
6.875%, 11/01/29(A)		125	122
Cleveland-Cliffs
7.500%, 09/15/31(A)		175	171
Cleveland-Cliffs
7.000%, 03/15/32(A)		1,770	1,699
Cleveland-Cliffs
7.375%, 05/01/33(A)		700	672
Coeur Mining
5.125%, 02/15/29(A)		650	617
Ivanhoe Mines
7.875%, 01/23/30(A)		2,180	2,196
Kaiser Aluminum
4.500%, 06/01/31(A)		550	486
Vedanta Resources Finance II
9.250%, 04/23/26		2,110	2,111
Vedanta Resources Finance II
10.250%, 06/03/28(A)		1,150	1,185
Vedanta Resources Finance II
10.875%, 09/17/29(A)		720	742
Vedanta Resources Finance II
9.475%, 07/24/30(A)		1,860	1,844

Total Metals & Mining			14,544

Midstream [0.5%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,025	2,019
Aris Water Holdings
7.625%, 04/01/26(A)		725	725
Aris Water Holdings
7.250%, 04/01/30(A)		589	596
Blue Racer Midstream
7.000%, 07/15/29(A)		150	153
Blue Racer Midstream
7.250%, 07/15/32(A)		200	207
CNX Midstream Partners
4.750%, 04/15/30(A)		875	811
DT Midstream
4.375%, 06/15/31(A)		950	874
EQM Midstream Partners
6.375%, 04/01/29(A)		275	281
Hess Midstream Operations
5.125%, 06/15/28(A)		825	812
Northriver Midstream Finance
6.750%, 07/15/32(A)		575	580
Suburban Propane Partners
5.875%, 03/01/27		750	747
Suburban Propane Partners
5.000%, 06/01/31(A)		375	338
Targa Resources Partners
6.500%, 07/15/27		850	853

Total Midstream			8,996

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	552	519

Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		1,721	1,512

Non-Ferrous Metals [0.2%]
Minsur
4.500%, 10/28/31		3,200	2,939

Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)		1,300	1,302
Kodiak Gas Services
7.250%, 02/15/29(A)		625	636
Nabors Industries
7.375%, 05/15/27(A)		660	651

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Nabors Industries
7.500%, 01/15/28(A)	$200	$184
Nabors Industries
9.125%, 01/31/30(A)	560	560
Nabors Industries
8.875%, 08/15/31(A)	225	195
ORO SG Pte
12.000%, 12/20/25(C) (D)	9,675	10
Precision Drilling
7.125%, 01/15/26(A)	314	314
Precision Drilling
6.875%, 01/15/29(A)	505	492
Transocean Titan Financing
8.375%, 02/01/28(A)	861	878
USA Compression Partners
7.125%, 03/15/29(A)	1,225	1,246

Total Oil Field Services		6,468

Packaging [0.5%]
ARD Finance
6.500% PIK, 06/30/27(A)	836	50
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	975	830
Ardagh Packaging Finance
5.250%, 08/15/27(A)	1,300	595
Ball
6.000%, 06/15/29	675	683
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)	275	278
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)	1,425	1,440
Clydesdale Acquisition Holdings
6.750%, 04/15/32(A)	250	252
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)	375	367
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)	375	354
OI European Group BV
4.750%, 02/15/30(A)	925	847
Owens-Brockway Glass Container
7.375%, 06/01/32(A)	175	167
Sealed Air
7.250%, 02/15/31(A)	550	569
Sealed Air
6.500%, 07/15/32(A)	450	455
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	1,400	1,393

Total Packaging		8,280

Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)	575	535
Graphic Packaging International
4.750%, 07/15/27(A)	300	294
Graphic Packaging International
3.500%, 03/15/28(A)	300	282

Total Paper		1,111

Paper & Related Products [0.4%]
LD Celulose International GmbH
7.950%, 01/26/32	2,160	2,214
7.950%, 01/26/32(A)	3,720	3,813

Total Paper & Related Products		6,027

Petroleum & Fuel Products [5.8%]
Borr IHC
10.000%, 11/15/28(A)	204	194
Borr IHC
10.375%, 11/15/30(A)	350	325
California Resources
8.250%, 06/15/29(A)	955	970
Cosan Overseas
8.250%, 02/05/74	4,540	4,531
Crescent Energy Finance
7.625%, 04/01/32(A)	995	980
Ecopetrol
4.625%, 11/02/31	7,550	6,282
Ecopetrol
8.875%, 01/13/33	5,142	5,306
Ecopetrol
8.375%, 01/19/36	1,080	1,052
Ecopetrol
5.875%, 05/28/45	4,500	3,163
Energean Israel Finance
5.375%, 03/30/28(A)	2,908	2,770

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Energy Transfer
7.125%, H15T5Y + 2.829%, 10/01/54(B)	$945	$959
Geopark
5.500%, 01/17/27	7,780	7,592
Global Partners
8.250%, 01/15/32(A)	515	528
Gulfport Energy Operating
6.750%, 09/01/29(A)	350	355
Hilcorp Energy I
8.375%, 11/01/33(A)	2,024	2,074
Hilcorp Energy I
7.250%, 02/15/35(A)	550	525
Kosmos Energy
7.500%, 03/01/28	405	381
Kosmos Energy
8.750%, 10/01/31(A)	6,210	5,750
Leviathan Bond
6.500%, 06/30/27(A)	5,011	4,938
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,010	1,011
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,889
NFE Financing
12.000%, 11/15/29(A)	560	475
Oro Negro Drilling Pte
0.000%, * (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	10,261
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	1,303
Petroleos del Peru
4.750%, 06/19/32	2,900	2,170
Petroleos del Peru
5.625%, 06/19/47	2,025	1,266
Petroleos Mexicanos
5.950%, 01/28/31	8,590	7,272
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,430
Prairie Acquiror
9.000%, 08/01/29(A)	950	967
Puma International Financing
7.750%, 04/25/29	1,108	1,119
Rockies Express Pipeline
3.600%, 05/15/25(A)	825	822
Rockies Express Pipeline
4.950%, 07/15/29(A)	522	500
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,148	1,158
Seadrill Finance
8.375%, 08/01/30(A)	650	649
Tallgrass Energy Partners
7.375%, 02/15/29(A)	545	547
Talos Production
9.000%, 02/01/29(A)	300	308
Tengizchevroil Finance International
3.250%, 08/15/30	3,350	2,930
Transocean
8.750%, 02/15/30(A)	500	519
Transocean Aquila
8.000%, 09/30/28(A)	1,008	1,024
Venture Global LNG
9.500%, 02/01/29(A)	1,323	1,419
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/74(A) (B)	615	582
Vista Energy Argentina SAU
7.625%, 12/10/35(A)	3,700	3,601
Vital Energy
9.750%, 10/15/30	480	488
YPF
6.950%, 07/21/27	4,610	4,573
YPF
9.500%, 01/17/31	1,285	1,340

Total Petroleum & Fuel Products		100,321

Pharmaceuticals [0.3%]
1261229 BC
10.000%, 04/15/32(A)	425	422
Bausch Health
4.875%, 06/01/28(A)	300	242
Bausch Health
5.000%, 02/15/29(A)	300	192
Bausch Health
7.250%, 05/30/29(A)	525	357
Emergent BioSolutions
3.875%, 08/15/28(A)	665	460
Grifols
4.750%, 10/15/28(A)	1,050	971
Organon
5.125%, 04/30/31(A)	900	784
Organon
6.750%, 05/15/34(A)	1,295	1,271

Total Pharmaceuticals		4,699

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)

Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		$333	$336

Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)		1,015	933
Deluxe
8.125%, 09/15/29(A)		505	507

Total Printing & Publishing			1,440

Real Estate [0.0%]
Emeria SASU
7.750%, 03/31/28	EUR	850	850

Real Estate Investment Trusts [0.3%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		560	508
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		490	503
Brookfield Property REIT
5.750%, 05/15/26(A)		2,029	2,012
Global Net Lease
3.750%, 12/15/27(A)		535	503
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	961

Total Real Estate Investment Trusts			4,487

Real Estate Oper/Develop [0.7%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	247
Howard Hughes
5.375%, 08/01/28(A)		2,055	1,990
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	86
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/73(B)		5,175	5,165
Pakuwon Jati
4.875%, 04/29/28		5,600	5,330

Total Real Estate Oper/Develop			12,818

Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	227
1011778 BC ULC
5.625%, 09/15/29(A)		175	173
1011778 BC ULC
4.000%, 10/15/30(A)		2,025	1,832
KFC Holding
4.750%, 06/01/27(A)		975	961

Total Restaurants			3,193

Retail [0.7%]
Asbury Automotive Group
4.750%, 03/01/30		230	215
Bath & Body Works
6.750%, 07/01/36		1,120	1,116
BlueLinx Holdings
6.000%, 11/15/29(A)		1,140	1,073
Carvana
9.000% PIK, 06/01/30(A)		1,453	1,538
FirstCash
5.625%, 01/01/30(A)		1,089	1,056
FirstCash
6.875%, 03/01/32(A)		2,215	2,244
Foot Locker
4.000%, 10/01/29(A)		975	807
Future Retail
5.600%, 01/22/25(C)		16,200	3
Lithia Motors
4.375%, 01/15/31(A)		1,080	979
Macy’s Retail Holdings
5.125%, 01/15/42		485	330
Quicktop Holdco
6.911%, EUR003M + 4.500%, 03/21/30(A) (B)	EUR	100	109
QVC
6.875%, 04/15/29(A)		1,172	814
QVC
5.450%, 08/15/34		2,100	1,079
Walgreens Boots Alliance
4.500%, 11/18/34		1,270	1,169

Total Retail			12,532

Retailers [0.5%]
Academy
6.000%, 11/15/27(A)		1,690	1,685
Asbury Automotive Group
4.625%, 11/15/29(A)		600	562
Asbury Automotive Group
5.000%, 02/15/32(A)		1,625	1,472

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Belron UK Finance
5.750%, 10/15/29(A)	$200	$197
Gap
3.625%, 10/01/29(A)	225	203
Gap
3.875%, 10/01/31(A)	250	216
Group 1 Automotive
6.375%, 01/15/30(A)	855	855
LCM Investments Holdings II
4.875%, 05/01/29(A)	100	94
LCM Investments Holdings II
8.250%, 08/01/31(A)	800	830
Sally Holdings
6.750%, 03/01/32	200	200
Velocity Vehicle Group
8.000%, 06/01/29(A)	1,225	1,257
William Carter
5.625%, 03/15/27(A)	400	397

Total Retailers		7,968

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	4,275	43

Steel & Steel Works [0.4%]
CSN Islands XI
6.750%, 01/28/28	800	764
CSN Resources
4.625%, 06/10/31(A)	5,175	4,008
Usiminas International Sarl
7.500%, 01/27/32(A)	2,610	2,623

Total Steel & Steel Works		7,395

Supermarkets [0.0%]
Albertsons
6.500%, 02/15/28(A)	200	203
Albertsons
6.250%, 03/15/33(A)	250	251

Total Supermarkets		454

Technology [2.0%]
Amentum Holdings
7.250%, 08/01/32(A)	2,725	2,681
AthenaHealth Group
6.500%, 02/15/30(A)	1,650	1,548
Capstone Borrower
8.000%, 06/15/30(A)	625	642
Central Parent
7.250%, 06/15/29(A)	675	584
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,175	1,048
Cloud Software Group
6.500%, 03/31/29(A)	2,980	2,894
Cloud Software Group
9.000%, 09/30/29(A)	2,020	2,012
Cloud Software Group
8.250%, 06/30/32(A)	225	229
Coherent
5.000%, 12/15/29(A)	1,050	1,002
Consensus Cloud Solutions
6.000%, 10/15/26(A)	525	521
Consensus Cloud Solutions
6.500%, 10/15/28(A)	625	611
Elastic
4.125%, 07/15/29(A)	950	886
Ellucian Holdings
6.500%, 12/01/29(A)	175	172
Entegris
4.750%, 04/15/29(A)	350	338
Entegris
5.950%, 06/15/30(A)	1,175	1,169
Fortress Intermediate 3
7.500%, 06/01/31(A)	450	454
Gen Digital
6.250%, 04/01/33(A)	250	248
GoTo Group
5.500%, 05/01/28(A)	712	430
HealthEquity
4.500%, 10/01/29(A)	1,225	1,148
Insight Enterprises
6.625%, 05/15/32(A)	200	202
Iron Mountain
7.000%, 02/15/29(A)	1,225	1,253
McAfee
7.375%, 02/15/30(A)	1,850	1,638
Millennium Escrow
6.625%, 08/01/26(A)	375	266
NCR Atleos
9.500%, 04/01/29(A)	225	243
NCR Voyix
5.125%, 04/15/29(A)	500	476
Open Text
3.875%, 02/15/28(A)	1,125	1,060
Rocket Software
6.500%, 02/15/29(A)	1,450	1,368

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Seagate HDD Cayman
9.625%, 12/01/32		$826	$929
Seagate HDD Cayman
5.750%, 12/01/34		510	495
Sensata Technologies BV
4.000%, 04/15/29(A)		600	551
Sensata Technologies BV
5.875%, 09/01/30(A)		275	267
SS&C Technologies
5.500%, 09/30/27(A)		1,550	1,537
Synaptics
4.000%, 06/15/29(A)		1,100	1,009
TTM Technologies
4.000%, 03/01/29(A)		625	576
UKG
6.875%, 02/01/31(A)		1,300	1,319
Viavi Solutions
3.750%, 10/01/29(A)		325	297
Zebra Technologies
6.500%, 06/01/32(A)		200	202
ZipRecruiter
5.000%, 01/15/30(A)		2,215	1,946

Total Technology			34,251

Telecommunications [0.1%]
Altice France
8.125%, 02/01/27(A)		1,060	946

Telephones & Telecommunications [3.0%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,373
Axian Telecom
7.375%, 02/16/27		1,600	1,611
7.375%, 02/16/27(A)		8,545	8,602
Connect Finco SARL
9.000%, 09/15/29(A)		2,700	2,460
CT Trust
5.125%, 02/03/32(A)		3,195	2,921
Digicel
6.750%, 03/01/23(A) (C)		4,800	96
Eutelsat
1.500%, 10/13/28	EUR	300	254
Frontier Communications Holdings
5.875%, 10/15/27(A)		965	962
Iliad Holding SASU
8.500%, 04/15/31(A)		1,025	1,075
Level 3 Financing
10.500%, 05/15/30(A)		875	943
Level 3 Financing
10.750%, 12/15/30(A)		875	967
Level 3 Financing
10.000%, 10/15/32(A)		525	524
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,566
Liquid Telecommunications Financing
5.500%, 09/04/26		2,510	2,184
Millicom International Cellular
4.500%, 04/27/31		3,485	3,087
Sable International Finance
7.125%, 10/15/32(A)		500	479
Telecom Argentina
8.000%, 07/18/26		2,930	2,967
Telecom Argentina
9.500%, 07/18/31(A)		2,275	2,357
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		4,430	4,468
VEON Holdings BV, MTN
4.000%, 04/09/25		3,600	3,582
VEON Holdings BV, MTN
3.375%, 11/25/27		1,750	1,599
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	397
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		525	526

Total Telephones & Telecommunications			52,000

Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	391
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	214

Total Textile-Products			605

Transportation Services [0.9%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,648	3,976
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,160	4,267
Sabre GLBL
11.250%, 12/15/27(A)		885	938

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sabre GLBL
10.750%, 11/15/29(A)	$413	$416
Stena International
7.250%, 01/15/31(A)	200	200
Transnet SOC
8.250%, 02/06/28	3,950	4,019
Viking Cruises
9.125%, 07/15/31(A)	1,096	1,170
Watco
7.125%, 08/01/32(A)	350	352

Total Transportation Services		15,338

Transport-Equip and Leasing [0.1%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)	975	1,018

Utility - Electric [0.5%]
Calpine
4.500%, 02/15/28(A)	925	896
Calpine
5.125%, 03/15/28(A)	325	320
NRG Energy
6.000%, 02/01/33(A)	425	414
NRG Energy
6.250%, 11/01/34(A)	1,510	1,487
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,088
TransAlta
7.750%, 11/15/29	100	104
Vistra Operations
5.500%, 09/01/26(A)	1,000	999
Vistra Operations
5.625%, 02/15/27(A)	325	324
Vistra Operations
7.750%, 10/15/31(A)	1,545	1,620
XPLR Infrastructure Operating Partners
4.500%, 09/15/27(A)	225	210
XPLR Infrastructure Operating Partners
7.250%, 01/15/29(A)	500	492
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(A)	75	74
XPLR Infrastructure Operating Partners
8.625%, 03/15/33(A)	400	389

Total Utility - Electric		8,417
Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)	2,450	2,431

Total Corporate Bonds
(Cost $898,434)		788,931

Loan Participations [19.4%]
Aerospace and Defense [0.2%]
American Airlines, Inc., 2020 Term Loan, 1st Lien
6.175%, LIBOR + 1.750%, 01/29/27	95	94
HDI Aerosapce, Term Loan, 1st Lien
8.822%, 09/19/31	1,300	1,290
KBR, Term Loan B, 1st Lien
6.324%, 01/19/31	1,057	1,053
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
7.323%, CME Term SOFR + 3.000%, 03/01/29(B)	64	60
Peraton Corp., Term B Loan, 1st Lien
8.175%, CME Term SOFR + 3.750%, 02/01/28(B)	1,094	972
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
8.791%, CME Term SOFR + 4.250%, 11/08/27(B)	713	713

Total Aerospace and Defense		4,182

Automobile [0.2%]
Belfor Holdings Inc., Tranche B-3 Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 11/01/30(B)	1,367	1,364
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
6.768%, Euribor + 3.925%, 07/03/28(B)	1,000	1,024

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
M2S Group Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.050%, CME Term SOFR + 4.750%, 08/25/31(B)	$664	$636
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.500%, 05/03/28(B)	736	340

Total Automobile		3,364

Beverage, Food and Tobacco [0.4%]
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 08/18/28(B)	447	445
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 05/26/30(B)	1,442	1,433
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.564%, CME Term SOFR + 4.250%, 12/04/31(B)	368	369
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
8.825%, CME Term SOFR + 4.500%, 06/04/29(B)	1,249	1,246
Peralta Inversiones Globales, S.L.U., Facility B2, 1st Lien
6.285%, Euribor + 3.500%, 07/18/31(B)	1,000	1,076
Radar Bidco SARL, Facility B2 (EUR), 1st Lien
6.481%, Euribor + 3.750%, 04/04/31(B)	1,000	1,081
Red Planet Borrower, LLC, Third Amendment Incremental Term Loan, 1st Lien
9.575%, CME Term SOFR + 5.250%, 10/02/28(B)	120	119
Red SPV, LLC, Initial Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 03/15/32(B)	470	466

Total Beverage, Food and Tobacco		6,235

Broadcasting & Cable [0.1%]
Cable One Inc, Term Loan, 1st Lien
6.438%, 05/03/28	977	948

Broadcasting and Entertainment [0.6%]
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
6.310%, 12/07/30	1,158	1,152
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
9.389%, CME Term SOFR + 5.000%, 04/11/29(B)	766	658
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
7.789%, EURIBOR + 5.000%, 04/11/29(B)	483	489
Neptune BidCo US Inc., Term A Loan, 1st Lien
9.139%, CME Term SOFR + 4.750%, 10/11/28(B)	575	493
Neptune BidCo US Inc., Term Loan, 1st Lien
5.863%, 03/06/28	998	1,070
14.139%, CME Term SOFR + 9.750%, 10/11/29(B)	1,060	1,039
NGP XI Midstream Holdings, L.L.C., Initial Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 07/25/31(B)	439	437

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Univision Communications Inc., Tem Loan, 1st Lien
7.938%, 01/31/29	$622	$604
Virgin Media Ireland Limited, Facility B1, 1st Lien
5.943%, EURIBOR + 3.500%, 07/15/29(B)	2,000	2,142
Virgin Media SFA, Term Loan, 1st Lien
8.662%, 12/31/29	1,000	987
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
6.926%, LIBOR + 2.500%, 04/30/28(B)	1,085	1,056

Total Broadcasting and Entertainment		10,127

Buildings and Real Estate [0.6%]
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
8.325%, CME Term SOFR + 4.000%, 03/12/29(B)	591	588
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1st Lien
7.825%, CME Term SOFR + 3.500%, 05/09/29(B)	145	144
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 03/21/31(B)	464	459
Ineos Finance PLC, 2031 Euro Term Loan, 1st Lien
5.613%, Euribor + 3.250%, 02/07/31(B)	1,000	1,059
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.675%, CME Term SOFR + 4.250%, 04/02/29(B)	515	493
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 10/07/31(B)	110	103
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 02/18/30(B)	791	758
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 02/07/31(B)	1,788	1,704
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 04/29/29(B)	1,121	1,045
Platea (BC) Bidco AB, Facility B, 1st Lien
6.355%, Euribor + 4.500%, 02/21/31(B)	833	901
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 03/31/29(B)	597	595
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.684%, CME Term SOFR + 3.250%, 01/31/29(B)	1,825	1,787
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.724%, CME Term SOFR + 3.175%, 03/31/31(B)	200	192
WhiteWater Whistler Holdings, LLC, Term B-3 Loan, 1st Lien
6.049%, CME Term SOFR + 1.750%, 02/15/30(B)	414	411

Total Buildings and Real Estate		10,239

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Business Equipment & Services [0.0%]
Emerald Expo, Cov-Lite Term Loan B, 1st Lien
8.074%, 01/23/32	$591	$589

Cargo Transport [0.1%]
Edge Finco PLC, Additional Facility B1, 1st Lien
6.021%, Euribor + 3.500%, 08/22/31(B)	1,000	1,077

Chemicals [0.0%]
Styrolution, Term Loan, 1st Lien
6.424%, 01/22/27	529	511

Chemicals, Plastics and Rubber [0.4%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
7.924%, LIBOR + 3.750%, 09/22/28(B)	1,938	1,910
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
6.560%, CME Term SOFR + 2.250%, 12/15/31(B)	970	966
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.058%, CME Term SOFR + 5.500%, 10/05/28(B)	1,387	1,342
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
6.499%, Euribor + 4.000%, 07/08/30(B)	1,000	1,078
KREF Holdings X LLC, Initial Term Loan, 1st Lien
7.571%, CME Term SOFR + 3.250%, 03/05/32(B)	360	358
Rain Carbon, Term Loan, 1st Lien
7.426%, 10/31/28	1,000	1,073
Sirona Bidco, Term Loan, 1st Lien
6.978%, 10/20/28	1,000	879

Total Chemicals, Plastics and Rubber		7,606

Consumer Durables [0.1%]
Justrite (Safety Products) Term Loan B
8.924%, 06/28/26	918	913

Consumer Products [0.2%]
Stiga SPA, Term Loan B-1, 1st Lien
7.444%, 03/02/26	2,584	2,570

Containers, Packaging and Glass [0.2%]
GN Loanco, LLC, Term B Loan, 1st Lien
8.791%, CME Term SOFR + 4.500%, 12/19/30(B)	478	464
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
7.114%, EURIBOR + 4.725%, 02/12/26(B)	1,000	984
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 11/17/31(B)	1,530	1,518

Total Containers, Packaging and Glass		2,966

Diversified Natural Resources, Precious Metals and Minerals [0.0%]
Domtar Corporation, Initial Term Loan, 1st Lien
9.939%, LIBOR + 5.500%, 11/30/28(B)	375	364

Diversified/Conglomerate Manufacturing [0.2%]
Froneri International Limited, Facility B3, 1st Lien
5.098%, Euribor + 2.500%, 09/30/31(B)	1,000	1,075

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.792%, CME Term SOFR + 2.500%, 07/01/31(B)		$798	$796
Pegasus BidCo B.V., 2024-2 Euro Term Loan, 1st Lien
6.022%, Euribor + 3.500%, 07/12/29(B)		1,000	1,082
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 12/08/28(B)		735	727
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
6.075%, CME Term SOFR + 1.750%, 12/20/30(B)		455	454

Total Diversified/Conglomerate Manufacturing			4,134

Diversified/Conglomerate Service [1.6%]
AHP Health Partners, Inc., 2024 Term B Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 08/24/28(B)		615	614
AI Silk Midco Limited, Facility B, 1st Lien
7.105%, Euribor + 4.750%, 03/04/31(B)		1,500	1,612
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.496%, CME Term SOFR + 3.250%, 01/09/32(B)		570	569
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 12/23/31(B)		1,005	992
Cengage Learning, Inc., 2024 Refinancing Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/24/31(B)		827	819
Cidron Atrium SE, Facility B1, 1st Lien
7.350%, EURIBOR + 5.000%, 05/22/28(B)	EUR	1,500	1,623
Cimpress plc, 2024-2 Refinancing Tranche B-1 Term Loan, 1st Lien
6.825%, CME Term SOFR + 2.500%, 05/17/28(B)		446	435
Circet Europe, Senior Facility B, 1st Lien
5.605%, EURIBOR + 3.250%, 10/13/28(B)		1,500	1,610
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 08/20/31(B)		567	563
Dedalus Finance GmbH, Senior Facility B2, 1st Lien
6.418%, EURIBOR + 3.750%, 07/17/27(B)		1,000	1,075
Dynamo Midco B.V., Facility B (USD), 1st Lien
7.762%, CME Term SOFR + 3.500%, 09/30/31(B)		304	304
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 08/04/31(B)		418	414
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.939%, CME Term SOFR + 3.500%, 12/08/25(B)		1,865	1,816
Idemia Group S.A.S., Facility B5 (EUR), 1st Lien
6.355%, Euribor + 4.000%, 09/30/28(B)		1,500	1,624

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
8.575%, CME Term SOFR + 4.250%, 08/06/29(B)	$723	$722
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
8.575%, CME Term SOFR + 4.250%, 08/06/29(B)	158	158
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.535%, CME Term SOFR + 3.250%, 10/09/31(B)	1,005	994
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.891%, CME Term SOFR + 3.500%, 11/01/28(B)	894	570
Minerals Technologies Inc., Term B Loan, 1st Lien
6.322%, CME Term SOFR + 2.000%, 11/26/31(B)	520	519
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 08/01/30(B)	763	750
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 02/10/32(B)	690	682
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
7.689%, CME Term SOFR + 3.250%, 09/25/26(B)	699	596
Ramudden Global (Group) GmbH, Facility B4, 1st Lien
5.889%, Euribor + 3.500%, 12/10/29(B)	1,000	1,071
Rand Parent, LLC, 2025 Refinancing Term B Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 03/17/30(B)	1,335	1,316
Rubix Group Finco Limited, Extended Facility B Additional Facility, 1st Lien
6.535%, Euribor + 4.000%, 09/30/28(B)	1,000	1,080
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.425%, CME Term SOFR + 5.000%, 06/30/28(B)	821	788
Savor Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
0.000%, UNFND + 0.000%, 02/19/32(B) (F)	44	44
Savor Acquisition, Inc., Initial Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 02/19/32(B)	466	465
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan, 1st Lien
7.319%, CME Term SOFR + 3.000%, 04/02/29(B)	513	509
Sunrise Financing Partnership, Facility AAA, 1st Lien
6.793%, CME Term SOFR + 2.500%, 02/15/32(B)	608	602
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.750%, 06/28/29(B)	1,618	1,615
ZF Invest, Senior Facility B, 1st Lien
6.241%, EURIBOR + 3.475%, 07/12/28(B)	1,000	1,073

Total Diversified/Conglomerate Service		27,624

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ecological [0.2%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
7.325%, CME Term SOFR + 3.000%, 08/27/28(B)	$712	$712
Hexion Holdings Corporation, 2024 Refinancing Term Loan, 1st Lien
8.325%, CME Term SOFR + 4.000%, 03/15/29(B)	879	852
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
11.862%, CME Term SOFR + 7.438%, 03/15/30(B)	607	574
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.549%, CME Term SOFR + 2.250%, 03/31/28(B)	2,117	2,107

Total Ecological		4,245

Electronics [1.3%]
Adeia Inc., Initial Term B Loan, 1st Lien
6.825%, CME Term SOFR + 2.500%, 06/08/28(B)	951	949
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 06/22/30(B)	380	379
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-3 Loan, 1st Lien
7.825%, CME Term SOFR + 3.500%, 08/09/30(B)	2,371	2,349
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.299%, CME Term SOFR + 2.000%, 01/31/31(B)	599	594
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 2nd Lien
7.291%, CME Term SOFR + 3.000%, 07/30/31(B)	790	775
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 03/30/29(B)	1,536	1,521
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
8.295%, CME Term SOFR + 4.000%, 12/09/31(B)	475	469
Corpay Technologies Operating Company, LLC, Term B-5 Loan, 1st Lien
6.075%, CME Term SOFR + 1.750%, 04/28/28(B)	955	952
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
6.112%, Euribor + 3.500%, 04/16/29(B)	922	997
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.802%, CME Term SOFR + 5.250%, 08/02/29(B)	600	590
DIRECTV Financing, LLC, Cov-Lite Term B Loan, 1st Lien
0.000%, 02/15/31(F)	175	167
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.575%, CME Term SOFR + 5.250%, 04/03/28(B)	638	624
Elsan SAS, Facility B6, 1st Lien
6.156%, EURIBOR + 3.500%, 06/16/31(B)	1,000	1,072
Elsan SAS, Term Loan, 1st Lien
0.000%, 03/18/32(F)	1,000	1,081

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ensono, Inc., Initial Term Loan, 1st Lien
8.439%, CME Term SOFR + 4.000%, 05/26/28(B)	$883	$868
GBT US III LLC, Term B-1 Loan, 1st Lien
6.802%, CME Term SOFR + 2.500%, 07/28/31(B)	430	428
Great Outdoors Group, LLC, Term B-3 Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 01/23/32(B)	490	488
HomeVi, Senior Facility B3, 1st Lien
7.612%, Euribor + 5.000%, 10/31/29(B)	1,500	1,614
Hudson River Trading LLC, Term B-1 Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 03/18/30(B)	922	920
Jump Financial, LLC, Additional Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 02/26/32(B)	350	351
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 2nd Lien
8.575%, CME Term SOFR + 4.250%, 05/03/28(B)	504	477
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.825%, CME Term SOFR + 3.500%, 07/31/31(B)	1,294	1,286
Nobel Bidco B.V., Facility B, 1st Lien
6.626%, EURIBOR + 3.500%, 06/09/28(B)	1,000	1,065
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.675%, CME Term SOFR + 4.250%, 06/30/28(B)	265	255
Unique BidCo AB, Facility B Loan, 1st Lien
7.599%, EURIBOR + 5.250%, 03/16/29(B)	500	514
United Petfood Finance BV, Facility B, 1st Lien
5.171%, Euribor + 2.750%, 02/26/32(B)	2,000	2,143

Total Electronics		22,928

Energy [0.1%]
Arclight, Term Loan B, 1st Lien
6.788%, 04/13/28	992	990
Chart Industries, Term Loan B, 1st Lien
6.805%, 03/15/30	530	529

Total Energy		1,519

Finance (including Structured Products) [3.2%]
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.302%, CME Term SOFR + 5.000%, 10/31/27(B)	1,781	1,450
Altice France S.A., USD TLB-[14] Loan, 1st Lien
9.802%, CME Term SOFR + 5.500%, 08/15/28(B)	1,887	1,688
Amentum Holdings, Inc., Initial Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 09/29/31(B)	985	951
Apex Group Treasury Limited, 2025 Refinancing USD Term Loan, 1st Lien
7.819%, CME Term SOFR + 3.500%, 02/27/32(B)	672	669
Auris Luxembourg III S.a r.l., Facility B5, 1st Lien
6.694%, Euribor + 4.000%, 02/28/29(B)	1,000	1,078
Biscuit Holding SAS, Facility B, 1st Lien
6.379%, EURIBOR + 4.000%, 02/12/27(B)	1,000	1,054

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Blackstone Mortgage Trust, Inc., Term B-5 Loan, 1st Lien
8.075%, CME Term SOFR + 3.750%, 12/10/28(B)	$560	$558
CACI International Inc, Tranche B Term Loan, 1st Lien
6.073%, CME Term SOFR + 1.750%, 10/30/31(B)	395	393
CEP V Investments, Term Loan, 1st Lien
0.000%, 02/28/29(F)	1,000	1,074
Cidron Aida Finco S.A.R.L., First Additional Term Facility B, 1st Lien
6.749%, Euribor + 4.250%, 10/22/31(B)	1,000	1,076
Citadel Securities LP, 2024-1 Term Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 10/31/31(B)	1,018	1,017
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
5.363%, Euribor + 3.000%, 07/16/31(B)	1,177	1,258
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 01/28/32(B)	410	403
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.427%, CME Term SOFR + 3.750%, 08/03/29(B)	1,737	1,729
Colosseum Dental Finance B.V., Facility B, 1st Lien
6.176%, Euribor + 3.750%, 03/22/32(B)	1,000	1,077
Concorde LUX, Term Loan, 1st Lien
6.023%, 03/01/30	1,000	1,069
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.813%, CME Term SOFR + 4.500%, 11/15/30(B)	1,097	1,052
Construction Partners, Inc., Closing Date Loan
6.827%, CME Term SOFR + 2.500%, 11/03/31(B)	420	417
Coral-US Co-Borrower LLC, Term B-7 Loan, 1st Lien
7.569%, CME Term SOFR + 3.250%, 02/02/32(B)	695	679
Covia Holdings LLC, Initial Term Loan, 1st Lien
7.568%, CME Term SOFR + 3.250%, 02/26/32(B)	405	403
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1st Lien
8.323%, CME Term SOFR + 4.000%, 01/30/31(B)	1,095	1,095
CTEC III GmbH, Facility B, 1st Lien
5.999%, EURIBOR + 3.500%, 03/16/29(B)	1,160	1,250
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.500%, 06/26/31(B)	1,910	1,902
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.572%, CME Term SOFR + 2.250%, 01/18/29(B)	408	407
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 10/31/31(B)	576	574

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 10/31/31(B)	$219	$218
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
7.002%, CME Term SOFR + 2.563%, 05/01/26(B)	529	525
Epic Crude Services, LP, Term Loan, 1st Lien
7.302%, CME Term SOFR + 3.000%, 10/15/31(B)	305	304
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.825%, CME Term SOFR + 2.500%, 07/06/28(B)	902	898
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 11/05/31(B)	650	598
Fortis 333, Term Loan, 1st Lien
3.750%, 02/06/32	1,000	1,076
Glatfelter Corporation, Term Loan, 1st Lien
8.563%, CME Term SOFR + 4.250%, 11/04/31(B)	544	542
HighTower Holding, LLC, Initial Term Loan, 1st Lien
7.291%, CME Term SOFR + 3.000%, 02/03/32(B)	867	860
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
9.675%, CME Term SOFR + 5.250%, 04/09/29(B)	1,027	1,014
Inspired Finco Holdings Limited, Facility B6(A), 1st Lien
5.613%, Euribor + 3.250%, 02/28/31(B)	1,000	1,073
Jefferies Finance LLC, Initial Term Loan, 1st Lien
7.319%, CME Term SOFR + 3.000%, 10/21/31(B)	554	551
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.438%, CME Term SOFR + 3.750%, 08/25/28(B)	1,065	1,056
Lightning Power, LLC, Initial Term B Loan, 1st Lien
6.549%, CME Term SOFR + 2.250%, 08/18/31(B)	948	941
Lorca Telecom Bidco, S.A., Facility B5, 1st Lien
5.217%, Euribor + 2.750%, 03/25/31(B)	2,500	2,674
LSF11 Trinity Bidco, Inc., Initial Term Loan, 1st Lien
7.322%, CME Term SOFR + 3.000%, 06/14/30(B)	910	904
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.189%, CME Term SOFR + 3.750%, 04/20/28(B)	508	503
MKS Instruments, Inc., 2025-1 Euro Term B Loan, 1st Lien
4.873%, Euribor + 2.500%, 08/17/29(B)	730	789
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.791%, CME Term SOFR + 4.500%, 07/01/31(B)	589	569
Physician Partners, LLC, Initial Tranche B-1 Term Loan, 1st Lien
8.449%, CME Term SOFR + 4.000%, 12/31/29(B)	474	240
Physician Partners, LLC, Third-Out Term Loan C, 1st Lien
9.958%, 12/31/30	293	53

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Pique Bidco, S.L.U., Facility B3, 1st Lien
5.863%, Euribor + 3.500%, 12/18/30(B)	$1,000	$1,079
Rackspace Finance, LLC, Term B Loan, 1st Lien
7.187%, CME Term SOFR + 2.750%, 05/15/28(B)	1,314	602
Ren10 Holding AB, 2024 Facility B2, 1st Lien
6.214%, Euribor + 3.750%, 07/31/30(B)	1,000	1,081
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.939%, CME Term SOFR + 2.500%, 10/20/28(B)	496	472
Rockpoint Gas Storage Partners LP, Amendment No.1 Refinancing Term Loan., 1st Lien
7.299%, CME Term SOFR + 3.000%, 09/18/31(B)	525	523
Sandy BidCo B.V., Facility B, 1st Lien
6.261%, EURIBOR + 3.850%, 08/17/29(B)	1,000	1,063
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 3.750%, 07/18/31(B)	670	656
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 05/09/31(B)	443	442
Starwood Property Mortgage, L.L.C., Replacement Term B-4 Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 01/02/30(B)	865	861
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.559%, CME Term SOFR + 5.000%, 02/15/29(B)	894	890
Tate & Lyle, Term Loan B
7.546%, 04/01/29	921	915
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.250%, 03/02/27(B)	958	932
TEAM Services Group, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.441%, CME Term SOFR + 5.000%, 12/20/27(B)	280	271
TIC Bidco Limited, Facility B2 (EUR), 1st Lien
6.456%, Euribor + 4.000%, 06/19/31(B)	887	959
TIC Bidco Ltd, Term Loan, 1st Lien
6.805%, 06/19/31	113	122
Tidal Waste, Term Loan B, 1st Lien
7.829%, 10/03/31	430	430
Trulite Holding Corp., Initial Term Loans, 1st Lien
10.310%, CME Term SOFR + 6.000%, 03/01/30(B)	340	336
Vertex Aerospace Services LLC, 2024 Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 12/06/30(B)	748	737
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
7.731%, Euribor + 5.250%, 11/03/29(B)	1,000	1,057
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.053%, CME Term SOFR + 4.750%, 06/27/29(B)	1,995	1,977

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
8.315%, CME Term SOFR + 4.000%, 05/10/29(B)		$618	$619

Total Finance (including Structured Products)			55,735

Financial Intermediaries [0.0%]
LCPR Loan Financing LLC, 2021 Additional Term Loan, 1st Lien
3.860%, LIBOR + 3.750%, 10/23/26		300	247

Financial Services [0.2%]
Green Bidco Limited, Term Loan, 1st Lien
4.250%, 03/06/32		1,000	1,076
Next Wave, Term Loan B, 1st Lien
7.752%, 02/24/32		480	478
Pax Holdco, Term Loan, 1st Lien
6.517%, 12/31/29		1,100	1,185
Polystorm Bidco, Term Loan, 1st Lien
6.355%, 10/05/28		1,000	1,077
Synechron, Term Loan B, 1st Lien
8.041%, 09/26/31		460	458

Total Financial Services			4,274

Financials [0.6%]
Autokiniton Group, Tem Loan
8.442%, 04/06/28		1,304	1,277
Bellis Acquisition Company, Term Loan B, 1st Lien
7.092%, 05/14/31		1,000	1,030
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
7.329%, 03/05/29		1,022	1,021
Franklin Square, Term Loan B, 1st Lien
6.574%, 04/17/31		851	848
Priority Payment, Term Loan B, 1st Lien
9.074%, 05/07/31		1,142	1,141
Shilton Bidco, Term Loan, 1st Lien
6.355%, 01/13/30		1,000	1,083
Superannuation and Investments, Term Loan, 1st Lien
8.189%, 12/01/28		755	756
Trevise Holding, Term Loan, 1st Lien
6.631%, 07/09/29		1,000	1,083
WSH Investments, Term Loan, 1st Lien
9.206%, 05/16/31		1,000	1,291
Zara UK Midco LTD, Term Loan
8.286%, 08/01/28		845	838

Total Financials			10,368

Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
6.486%, 02/04/29		1,000	1,081

Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(D) (F)	JPY	166,667	878

Healthcare [0.4%]
Chrome Bidco, Facility B, 1st Lien
6.063%, EURIBOR + 3.250%, 05/12/28(B)		1,500	1,332
Envalior Finance GmbH, Facility B1 (EUR)
8.112%, 03/28/30		1,000	1,042
Gesundheits GmbH Term Loan
6.363%, 07/30/26	EUR	500	442
Inovie Group, Term Loan, 1st Lien
6.355%, 03/03/28		1,000	1,006
Opella, Cov-Lite Term Loan, 1st Lien
0.000%, 03/31/32(F)		680	677
Sunrise Bidco, Term Loan, 1st Lien
5.850%, 07/27/28		1,000	1,042

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Takecare Bidco, Term Loan, 1st Lien
6.105%, 12/03/31	$1,000	$1,081

Total Healthcare		6,622

Healthcare, Education and Childcare [1.2%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (USD), 1st Lien
8.311%, CME Term SOFR + 3.750%, 02/04/28(B)	750	749
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
9.825%, CME Term SOFR + 5.500%, 05/04/28(B)	894	908
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.939%, CME Term SOFR + 5.500%, 09/01/27(B)	605	545
Aspire Bakeries Holdings LLC, Initial Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 12/23/30(B)	506	506
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.825%, CME Term SOFR + 4.500%, 09/27/29(B)	1,130	991
CWGS Group, LLC, Initial Term Loan, 1st Lien
6.939%, CME Term SOFR + 2.500%, 06/03/28(B)	569	549
Financiere Mendel, Additional Term Facility 2 (EUR), 1st Lien
5.355%, Euribor + 3.000%, 11/08/30(B)	1,000	1,074
Hunterstown Generation, LLC, Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 11/06/31(B)	474	475
Inmar, Inc., Initial Term Loan, 1st Lien
9.313%, CME Term SOFR + 5.000%, 10/30/31(B)	592	591
IVC Acquisition Ltd, Facility B11, 1st Lien
6.426%, Euribor + 4.000%, 12/12/28(B)	1,500	1,622
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.052%, CME Term SOFR + 3.750%, 05/17/31(B)	1,159	1,122
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
2.750%, EURIBOR + 2.750%, 01/22/27	1,000	1,077
McGraw-Hill, Cov-Lite B Term Loan, 1st Lien
7.575%, 08/06/31	336	335
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 10/23/28(B)	1,238	1,235
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 12/31/31(B)	159	145
Osaic Holdings, Inc., Term B-4 Loan, 1st Lien
7.825%, CME Term SOFR + 3.500%, 08/17/28(B)	1,443	1,431
Ramsay Generale de Sante, Incremental Facility B5, 1st Lien
5.927%, Euribor + 3.250%, 08/13/31(B)	1,000	1,076
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 05/30/27(B)	899	867

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Tackle S.a r.l., Facility B2, 1st Lien
5.784%, Euribor + 3.250%, 05/22/28(B)	$1,000	$1,070
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.818%, CME Term SOFR + 2.500%, 12/13/31(B)	290	289
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
6.818%, CME Term SOFR + 2.500%, 05/17/30(B)	386	385
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.300%, CME Term SOFR + 3.000%, 02/10/31(B)	1,000	997
Vestis Corporation, Term B-1 Loan, 1st Lien
6.579%, CME Term SOFR + 2.250%, 02/22/31(B)	1,278	1,272
VFH Parent LLC, Term B-2 Loan, 1st Lien
6.825%, CME Term SOFR + 2.500%, 06/21/31(B)	684	684

Total Healthcare, Education and Childcare		19,995

Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.530%, EURIBOR + 3.925%, 04/12/28(B)	965	1,013

Hotels, Motels, Inns and Gaming [0.2%]
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 1st Lien
8.302%, CME Term SOFR + 4.000%, 04/08/30(B)	370	369
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
6.075%, CME Term SOFR + 1.750%, 01/31/30(B)	909	907
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
6.355%, Euribor + 4.000%, 04/03/31(B)	167	180
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 03/22/30(B)	928	926
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 01/19/32(B)	1,042	1,036

Total Hotels, Motels, Inns and Gaming		3,418

Industrial Services [0.2%]
Indicor LLC, Term Loan, 1st Lien
5.855%, 11/22/29	985	1,066
Kidde Global, Term Loan B, 1st Lien
8.573%, 10/10/31	525	514
Optimus Bidco, Term Loan, 1st Lien
7.355%, 12/31/28	1,000	1,077

Total Industrial Services		2,657

Industrials [0.2%]
American Traffic, Term Loan B
6.574%, 03/24/28	428	428
Boels Topholding BV, Term Loan, 1st Lien
5.196%, 05/23/31	1,500	1,615
Euroports, Term Loan, 1st Lien
7.668%, 06/12/29	980	1,065
Umami Bidco, Term Loan, 1st Lien
6.279%, 10/23/31	1,000	1,082

Total Industrials		4,190

Information Technology [0.1%]
Cornerstone Generation, Tem Loan B, 1st Lien
0.000%, 10/28/31(F)	535	535

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
8.178%, 07/28/28	$980	$577

Total Information Technology		1,112

Infrastructure [0.1%]
Modulair Group, Term Loan, 1st Lien
6.530%, 12/15/28	2,000	2,158

Insurance [0.3%]
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 11/06/30(B)	1,145	1,135
Albion Fing 3, Term Loan, 1st Lien
5.605%, 08/16/29	1,500	1,610
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
7.072%, CME Term SOFR + 2.750%, 08/19/31(B)	550	548
Asurion, LLC, New B-4 Term Loan, 1st Lien
9.689%, CME Term SOFR + 5.250%, 01/20/29(B)	1,500	1,386
HAH Group Holding Company LLC, Initial Term Loan, 1st Lien
9.325%, CME Term SOFR + 5.000%, 09/24/31(B)	519	491
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 07/08/31(B)	839	822

Total Insurance		5,992

IT Services [0.0%]
Team Services, Incremental Term Loan B, 1st Lien
9.541%, 12/20/27	605	588

Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
LA Fitness, Term Loan B, 1st Lien
9.575%, 02/05/29	345	349
Light and Wonder International, Inc., Term B-2 Loan, 1st Lien
6.566%, CME Term SOFR + 2.250%, 04/16/29(B)	498	495
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 01/05/29(B)	1,396	1,393
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.574%, CME Term SOFR + 5.000%, 10/27/27(B)	1,012	966

Total Leisure, Amusement, Motion Pictures, Entertainment		3,203

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.7%]
A-AG US GSI Bidco, Inc., Initial Term Loan, 1st Lien
9.299%, CME Term SOFR + 5.000%, 10/31/31(B)	735	724
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.949%, CME Term SOFR + 5.500%, 02/10/27(B)	633	364
Allwyn Entertainment Financing (US) LLC, Facility B2, 1st Lien
6.307%, CME Term SOFR + 2.000%, 06/02/31(B)	1,045	1,031
Allwyn Entertainment Financing (US) LLC, Term Loan, 1st Lien
0.000%, 03/19/32(F)	1,000	1,075

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 09/30/31(B)		$537	$537
Asurion, LLC, New B-11 Term Loan, 1st Lien
8.675%, CME Term SOFR + 4.250%, 08/19/28(B)		1,282	1,269
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 09/19/30(B)		1,224	1,207
ChampionX Corporation, Term B-1 Loan, 1st Lien
7.174%, CME Term SOFR + 3.250%, 05/13/29(B)		909	908
EG Group Limited, New Facility B2 (EUR), 1st Lien
6.855%, Euribor + 4.500%, 02/07/28(B)		1,406	1,521
Gen Digital Inc., Tranche B-1 Term Loan, 1st Lien
6.075%, CME Term SOFR + 1.750%, 09/12/29(B)		496	493
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.313%, CME Term SOFR + 2.000%, 12/15/31(B)		1,328	1,311
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
6.791%, CME Term SOFR + 2.500%, 03/27/31(B)		524	522
MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 1st Lien
6.319%, CME Term SOFR + 2.000%, 08/17/29(B)		1,468	1,465

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			12,427

Manufacturing [0.3%]
Allegro Microsystems, Cov-Lite Term Loan B, 1st Lien
6.324%, 10/31/30		608	605
Crown Equipment Corp, Cov-Lite Term Loan B, 1st Lien
0.000%, 10/10/31(F)		90	90
Crown Equipment Corp, Term Loan B, 1st Lien
6.819%, 10/02/31		450	448
Foley Products, Term Loan, 1st Lien
9.179%, 12/29/28		606	609
Lippert Components, Term Loan B, 1st Lien
6.820%, 03/19/32		485	481
Tarkett Facility, Term Loan, 1st Lien
5.808%, 04/21/28		1,000	1,076
Vermaat Lien1
5.623%, 12/04/26	EUR	1,000	1,076

Total Manufacturing			4,385

Manufacturing/Machinery/Industrial [0.1%]
Ammeraal Beltech, Term Loan, 1st Lien
7.355%, 12/29/28		1,326	1,435

Materials [0.1%]
Hilex Poly/Novolex, Cov-Lite Term Loan B, 1st Lien
0.000%, 03/26/32(F)		983	977
Hilex Poly/Novolex, Delayed Term Loan, 1st Lien
0.000%, 03/26/32(F)		17	17
Natgasoline LLC, Term Loan, 1st Lien
9.799%, 03/24/30		555	540
Potomac Energy Center, Term Loan, 1st Lien
0.000%, 03/14/32(F)		750	807

Total Materials			2,341

Media [0.1%]
Endeavor, Term Loan B, 1st Lien
7.319%, 01/27/32		925	923

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Thryv/Dex Media, Term Loan B, 1st Lien
11.075%, 05/01/29		$174	$177
Zephyr Midco, Term Loan, 1st Lien
9.954%, 07/20/28		1,000	1,292

Total Media			2,392

Medical Devices [0.0%]
Insulet, Term Loan B, 1st Lien
6.824%, 08/04/31		448	448

Medical Products & Services [0.0%]
Lifepoint Health, Incremental Cov-Lite Term Loan, 1st Lien
7.817%, 05/17/31		95	91

Mining, Steel, Iron and Nonprecious Metals [0.0%]
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 08/18/30(B)		545	540
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49(C)	EUR	1,011	—

Total Mining, Steel, Iron and Nonprecious Metals			540

Oil and Gas [0.6%]
Brazos/Bison Midstream, Term Loan B, 1st Lien
7.314%, 02/11/30		845	844
CDR Firefly, Term Loan, 1st Lien
9.950%, 04/28/29		1,500	1,932
EMG Utica, Term Loan B, 1st Lien
8.299%, 10/24/29		485	485
Fortress Investment, Term Loan B
6.574%, 06/27/29		652	652
Hilcorp Energy, Term Loan B, 1st Lien
6.322%, 02/06/30		465	464
M6 Midstream, Term Loan B, 1st Lien
0.000%, 03/25/32(F)		430	429
New Fortress Energy Inc, Term Loan, 1st Lien
9.795%, 10/27/28		1,436	1,227
Par Pacific Patroleum, Term Loan
8.038%, 02/28/30		894	877
Ultra Clean, Cov-Lite Term Loan B
7.574%, 02/28/28		1,771	1,770
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
5.793%, Euribor + 3.425%, 10/15/31(B)		2,000	2,137

Total Oil and Gas			10,817

Other [0.1%]
Assytec, Term Loan, 1st Lien
7.379%, 09/28/27		1,000	1,009
Catnat Game, Term Loan, 1st Lien
9.053%, 12/16/31		665	666

Total Other			1,675

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 12/21/28(B)		756	747
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 02/13/32(B)		140	138

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Breitling Holdings S.a r.l., Facility B, 1st Lien
6.477%, EURIBOR + 3.900%, 10/25/28(B)	$1,000	$1,052

Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,937

Personal Transportation [0.0%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.543%, CME Term SOFR + 2.250%, 04/20/28(B)	250	247

Personal, Food and Miscellaneous Services [0.1%]
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
7.925%, CME Term SOFR + 3.500%, 10/02/28(B)	982	962

Pharmaceuticals [0.4%]
Financiere Verdi I SAS, 1st Lien
9.003%, 03/31/28	1,000	1,231
Nidda Healthcare Holding GmbH, Term Loan, 1st Lien
6.540%, 02/21/30	2,000	2,158
Organon, Cov-Lite Term Loan, 1st Lien
6.570%, 05/19/31	1,100	1,084
Pharmanovia Bidco, Term Loan, 1st Lien
6.749%, 02/07/30	1,500	1,561
Stamina BidCo B.V., Facility B, 1st Lien
6.744%, EURIBOR + 4.000%, 11/02/28(B)	722	779

Total Pharmaceuticals		6,813

Printing, Publishing and Broadcasting [0.2%]
Digital Media Solutions, LLC, DIP Term Loan, 1st Lien
5.312%, 12/10/25	149	149
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
15.472%, CME Term SOFR + 11.000%, 05/19/26(B)	623	62
Digital Media Solutions, LLC, Tranche A Term Loan, 1st Lien
5.472%, CME Term SOFR + 8.000%, 02/25/26(B)	139	139
Digital Media Solutions, LLC, Tranche B Term Loan, 1st Lien
4.472%, CME Term SOFR + 11.000%, 05/25/26(B)	183	137
LABL, Inc., Initial Euro Term Loan, 1st Lien
7.360%, EURIBOR + 5.000%, 10/30/28(B)	960	815
Magnite, Term Loan B, 1st Lien
7.316%, 02/06/31	631	629
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.825%, CME Term SOFR + 3.500%, 05/10/30(B)	946	941

Total Printing, Publishing and Broadcasting		2,872

Real Estate [0.1%]
PHM Group Holdings, Term Loan, 1st Lien
0.000%, 02/25/32(F)	1,000	1,073

Retail (Non-Food/Drug) [0.1%]
AL AS Adventure, Term Loan, 1st Lien
7.586%, 04/24/26	943	1,009
Madison Air, Cov-Lite Term Loan, 1st Lien
0.000%, 03/28/32(F)	305	302

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
THG Operations Holdings Limited, Facility B, 1st Lien
7.154%, 12/10/26	EUR	1,000	$1,064

Total Retail (Non-Food/Drug)			2,375

Retail Stores [0.9%]
Boluda Towage, S.L.U., Facility B3, 1st Lien
5.999%, Euribor + 3.500%, 01/31/30(B)		1,000	1,083
Calpine Construction Finance Company, L.P., Refinancing Term Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 07/31/30(B)		462	461
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
6.785%, EURIBOR + 4.000%, 02/22/29(B)		2,000	2,005
EIG Management Company, LLC, Term Loan B, 1st Lien
9.319%, CME Term SOFR + 5.000%, 05/17/29(B)		672	668
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 05/01/31(B)		360	357
Mermaid Bidco Inc., Facility B (USD), 1st Lien
7.553%, CME Term SOFR + 3.250%, 07/03/31(B)		1,015	1,014
Odido Holding B.V., Facility B2, 1st Lien
5.505%, Euribor + 3.150%, 03/30/29(B)		1,000	1,073
Peer Holding III B.V., Facility B5B, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/01/31(B)		915	913
Peer Holding III B.V., Facility B7, 1st Lien
5.605%, Euribor + 3.250%, 11/26/31(B)		2,000	2,157
Platform Bidco Limites, Term Loan, 1st Lien
6.129%, 09/29/28		1,000	1,069
Restoration Hardware, Inc., Cov-Lite Term Loan B-2, 1st Lien
7.674%, 10/20/28		799	770
West Marine, Term Loan C
12.576%, 09/25/28		25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
9.072%, CME Term SOFR + 4.750%, 02/20/32(B)		1,170	1,162
Zacapa S.a r.l., Seventh Amendment Incremental Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 03/22/29(B)		2,492	2,485

Total Retail Stores			15,234

Services [0.5%]
American Public Education, Term Loan B, 1st Lien
9.938%, 03/29/27		739	730
Devry Education, Term Loan B, 1st Lien
7.074%, 08/12/28		351	351
Eagle Bidco Limited, Term Loan, 1st Lien
8.989%, 03/10/28		1,182	1,520
Invent Farma, Term Loan, 1st Lien
5.312%, 02/12/28		1,000	1,077
Kronosnet, Term Loan, 1st Lien
8.704%, 07/28/29		1,000	848
Oravel Stays, Term Loan, 1st Lien
12.299%, 12/20/29		905	896
Sitel Group, Term Loan, 1st Lien
6.250%, 07/28/28		1,000	664
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
7.063%, 02/10/29		559	554

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Third Coast, Term Loan B, 1st Lien
8.574%, 09/19/30		$1,110	$1,099

Total Services			7,739

Software [0.1%]
Pop Bidco, Term Loan, 1st Lien
7.344%, 10/11/31		1,000	1,081

Software and Service [0.5%]
IGT Holding IV, Term Loan, 1st Lien
3.750%, 03/18/32		1,000	1,076
Mercury Data, Term Loan, 1st Lien
0.000%, 09/05/29(F)		6,150	6,119
Perforce Software, Incremental Term Loan, 1st Lien
9.074%, 03/25/31		502	469
Perforce Software, Term Loan, 1st Lien
9.074%, 07/02/29		642	611
Tern Group, Term Loan, 1st Lien
5.964%, 02/07/32		1,000	1,080

Total Software and Service			9,355

Technology [0.2%]
Dayforce, Term Loan B, 1st Lien
6.318%, 02/26/31		343	342
Pitney Bowes, Term Loan B, 1st Lien
8.075%, 01/30/32		955	944
SolarWinds, Cov-Lite Term Loan, 1st Lien
0.000%, 03/12/32(F)		490	475
UST Holdings Ltd, Term Loan, 1st Lien
7.317%, 11/20/28		751	752
Virtusa Corporation, Term Loan B-2, 1st Lien
7.575%, 02/15/29		624	622

Total Technology			3,135

Technology, Electronics, Software & IT [0.1%]
Paysafe Holdings, Term Loan, 1st Lien
5.363%, 06/09/28		1,000	1,072

Telecommunications [0.3%]
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30		594	584
Frontdoor, Term Loan B, 1st Lien
6.574%, 12/16/31		315	314
Level 3 Financing Inc, Cov-Lite Term Loan, 1st Lien
0.000%, 03/22/32(F)		300	296
Lumen Technologies, Term Loan B-2, 1st Lien
6.789%, 04/15/30		916	878
Lumen Technologies, Term Loan, 1st Lien
10.325%, 06/01/28		1,309	1,306
UPC Broadband Holding B.V., Facility AY, 1st Lien
5.293%, EURIBOR + 3.000%, 01/31/29(B)		173	186
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		979	973
Ziggo B.V., Term Loan H Facility, 1st Lien
5.368%, EURIBOR + 3.000%, 01/31/29(B)	EUR	1,000	1,040

Total Telecommunications			5,577

Transportation, Airlines & Distribution [0.0%]
Air Transport, Cov-Lite Term Loan B, 1st Lien
0.001%, 02/04/32		430	428
Flint Group, Term Loan
5.677%, 12/31/27		481	53

Total Transportation, Airlines & Distribution			481

Utilities [0.1%]
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)		487	485

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)		$48	$47
Vistra, Term Loan, 1st Lien
5.605%, 06/18/29		953	1,026

Total Utilities			1,558

Total Loan Participations
(Cost $340,137)			333,734

Collateralized Loan Obligations [18.4%]
Non-Agency Mortgage Backed Obligation [18.4%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
8.521%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,121
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.521%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,061
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
10.543%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,952
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
11.548%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,173
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.683%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,073
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
8.383%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,078
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.911%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,138
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
8.675%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,346
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
8.575%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,393
ARBOUR CLO IX DAC, Ser 2021-9X, Cl F
11.075%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,019
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.761%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,040
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
11.435%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,685
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
4.135%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	15,187
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.968%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,049
Barings Euro CLO DAC, Ser 2021-2X, Cl E
8.955%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,513
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
9.533%, EUR003M + 6.860%, 07/25/35(B)	EUR	2,220	2,413
Barings Euro CLO DAC, Ser 2022-3X, Cl D
6.273%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,074
Battalion CLO XIV, Ser 2021-14A, Cl ER
11.415%, TSFR3M + 7.122%, 01/20/35(A) (B)		3,500	3,223
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.874%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,079
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
11.421%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,323

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
9.004%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	$1,442
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
5.885%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,246
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
7.485%, EUR003M + 4.700%, 10/15/31(B)	EUR	4,000	4,209
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
8.307%, EUR003M + 5.630%, 07/22/32(B)	EUR	1,000	1,068
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
8.301%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,073
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
8.321%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,654
Cairn CLO, Ser 2025-19A, Cl E
8.595%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,171
Cairn CLO XI DAC, Ser 2019-11X, Cl E
9.555%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,365
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
3.775%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,684
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.864%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,080
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
3.641%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,156
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.751%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,078
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
9.255%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,740
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.845%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,117
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
6.056%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,435
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
9.016%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	2,860
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
7.253%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,529
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
8.261%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	2,123
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
9.185%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,552
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.045%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,969
Contego CLO VII DAC, Ser 2025-7A, Cl ER
8.641%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,406
CQS US CLO, Ser 2021-1A, Cl DJ
9.535%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	301
Crown Point CLO 10, Ser 2021-10A, Cl E
11.405%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,431

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.594%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	$651
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
9.201%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,084
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
7.997%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,073
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
11.087%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,385
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
11.281%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,795
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
10.452%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,201
Diameter Capital CLO 5, Ser 2023-5A, Cl D
11.872%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,033
Dryden 29 Euro CLO 2013 DAC, Ser 2018-29X, Cl ERR
7.535%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	979
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
9.078%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,517
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
8.154%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,292
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
9.114%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	5,068
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
8.754%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,819
Dryden 89 Euro CLO 2020 DAC, Ser 2021-89X, Cl E
8.904%, EUR003M + 6.160%, 10/18/34(B)	EUR	1,500	1,584
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
4.085%, EUR003M + 1.320%, 01/18/38(B)	EUR	3,000	3,241
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
11.446%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	3,731
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.651%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	519
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
8.376%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,443
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
3.665%, EUR003M + 0.880%, 04/15/34(B)	EUR	3,500	3,776
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
4.285%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,424
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.696%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,092
Greywolf CLO II, Ser 2021-1A, Cl DRR
11.612%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	2,943
Greywolf CLO III, Ser 2020-3RA, Cl DR
11.472%, TSFR3M + 7.182%, 04/22/33(A) (B)		5,000	4,950

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.543%, TSFR3M + 2.250%, 07/20/36(A) (B)		$4,000	$4,011
Harriman Park CLO, Ser 2021-1A, Cl ER
10.955%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,285
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.895%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,618
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
11.054%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,590
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
6.235%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,413
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
6.085%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	5,022
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
6.248%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,642
Hayfin US XV, Ser 2024-15A, Cl A1
5.940%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,507
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.963%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,139
Henley CLO IV DAC, Ser 2021-4X, Cl A
3.573%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,701
ICG Euro CLO DAC, Ser 2021-1X, Cl E
9.245%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,158
ICG Euro CLO DAC, Ser 2021-1X, Cl F
11.605%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,060
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.786%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	2,172
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
3.715%, EUR003M + 0.930%, 04/15/33(B)	EUR	3,700	4,001
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.652%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,943
KKR CLO 14, Ser 2018-14, Cl ER
10.714%, TSFR3M + 6.412%, 07/15/31(A) (B)		4,600	4,553
Logiclane I CLO DAC, Ser 2022-1X, Cl A
3.755%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,410
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.985%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	161
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
11.605%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,900
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.805%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,081
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
4.255%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,409
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
8.175%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,391
Marble Point CLO XX, Ser 2021-1A, Cl E
11.662%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	982

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Milford Park CLO, Ser 2025-1A, Cl FR
11.575%, TSFR3M + 7.250%, 01/20/38(A) (B)		$1,000	$991
Mountain View Clo XV, Ser 2024-2A, Cl A1R
5.972%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,512
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
10.644%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,084
Northwoods Capital 20, Ser 2021-20A, Cl ER
12.412%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,409
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
5.927%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,467
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
8.737%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,421
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
11.307%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	3,251
Northwoods Capital 25, Ser 2021-25A, Cl E
11.695%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	1,968
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
6.344%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,464
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
9.114%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,080
OAK Hill European Credit Partners VII DAC, Ser 2018-7X, Cl F
9.894%, EUR003M + 7.150%, 10/20/31(B)	EUR	1,000	1,070
Obra CLO 1, Ser 2024-1A, Cl E
11.173%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,236
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
10.202%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,594
Park Blue CLO, Ser 2024-1A, Cl A1R
5.713%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,462
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
11.193%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	1,009
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.723%, TSFR3M + 7.400%, 05/18/34(A) (B)		1,000	990
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
9.144%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,167
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
6.121%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,461
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.891%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,682
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
11.571%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,056
Sandstone Peak III, Ser 2024-1A, Cl A1
5.930%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	10,036

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
9.422%, TSFR3M + 5.132%, 10/22/34(A) (B)		$1,675	$1,681
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
10.552%, TSFR3M + 6.250%, 07/20/34(A) (B)		1,000	984
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
10.603%, TSFR3M + 6.300%, 01/20/35(A) (B)		2,000	1,814
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
6.385%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,082
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
8.675%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,187
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
6.185%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,457
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.918%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,084
Segovia European CLO DAC, Ser 2022-3X, Cl ER
9.033%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,077
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
8.816%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,077
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
8.864%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,248
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
7.348%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	2,999
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
6.454%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	270
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
9.064%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,531
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
8.105%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,841
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
5.943%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,534
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.824%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,079
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
9.105%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,175
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
9.143%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,141
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
9.085%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	3,732
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
9.279%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,294
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
9.716%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	2,865
Trimaran Cavu, Ser 2019-2A, Cl D
11.505%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,721
Trimaran Cavu, Ser 2021-3A, Cl E
11.925%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	2,001

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Trimaran Cavu, Ser 2024-1A, Cl ER
11.210%, TSFR3M + 6.920%, 10/22/37(A) (B)		$3,000	$3,030
10.315%, TSFR3M + 6.000%, 01/20/37(A) (B)		3,060	3,031

Total Collateralized Loan Obligations
(Cost $314,470)			315,723

Non-Listed Business Development Companies [4.8%]
Financials [4.8%]
Golub Capital BDC 4 (I)		4,718,455	70,777
TCW Direct Lending LLC (I)		12,776,165	12,167

Total Financials			82,944

Total Non-Listed Business Development Companies
(Cost $83,547)			82,944

Limited Partnerships [3.6%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	3,104
Oberland Capital Healthcare Solutions LP(I)		N/A	5,222
Primary Wave Music IP Fund LP(I)		N/A	53,276

Total Limited Partnerships
(Cost $51,581)			61,602

Note [2.9%]
City National Rochdale FIOF Investments (Ireland) Limited		48,487,372	49,268

Total Note
(Cost $230,469)			49,268

Convertible Bonds [1.3%]
Air Transportation [0.2%]
ZTO Express Cayman
1.500%, 09/01/27		3,857	3,873

Automotive [0.0%]
NIO
3.875%, 10/15/29		924	670

Batteries/Battery Sys [0.1%]
L&F
2.500%, 04/26/30		1,500	925

Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	1,985

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,303

Chemicals [0.4%]
Sasol Financing USA
4.500%, 11/08/27		8,400	7,610

Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—

E-Commerce/Products [0.1%]
Alibaba Group Holding
0.500%, 06/01/31(A)		735	1,050

E-Commerce/Services [0.0%]
Trip.com Group
0.750%, 06/15/29(A)		356	421

Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	3,902

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		943	1,053

Investment Bank/Broker-Dealer [0.0%]
Goldman Sachs Finance International
0.000%, 04/04/28(E)		400	396

Total Convertible Bonds
(Cost $23,894)			23,188

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Sovereign Debt [1.0%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		$3,050	$2,703
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	1,522	1,118
Argentine Republic Government International Bond
1.000%, 07/09/29		7,110	5,482
El Salvador Government International Bond
8.250%, 04/10/32		3,900	3,820
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	3,914
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		126	118
3.600%, 08/15/27(A) (G)		187	146
3.600%, 11/15/27(A) (G)		94	73
3.600%, 12/15/27(A) (G)		135	91
3.350%, 09/15/27(A) (G)		200	156
3.100%, 07/15/27(A) (G)		102	89

Total Sovereign Debt
(Cost $18,214)			17,710

Common Stock [0.2%]
Broadcasting & Cable [0.0%]
Digicel Holdings (D)		107,067	589

Communication Services [0.0%]
Audacy Inc		5,095	110

Description	Shares	Value (000)
Consumer Cyclical [0.1%]
Joann Stores	218,423	$28
TruKid *	232	579

Total Consumer Cyclical		607

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Financial Services [0.0%]
A’ayan Leasing & Investment KSCP	976,932	348

Financials [0.0%]
BCD Acquisition	1,000,000	—
Copper Property CTL Pass Through Trust (D)	3,788	49

Total Financials		49

Health Care [0.0%]
Novartex (D)	180,000	12

Manufacturing [0.0%]
Vivarte (D)	6,000	1

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	122
Summit Midstream *	11,456	388

Total Oil, Gas & Consumable Fuels		510

Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—

Total Other		—

Retailers [0.0%]
Rising Tide Holdings Inc	1,887	—
Toys ‘R’ Us Property Company I, LLC	23,484	118

Total Retailers		118

Technology [0.0%]
AS ADV Shares (D)	65,148	338
Lumileds *	4,241	2

Total Technology		340

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Utilities [0.1%]
Longview Power LLC	49,272	$591

Total Common Stock
(Cost $4,764)		3,275

Warrants [0.0%]
Altisource
Expires 07/21/25* (H)	4,485	3
Audacy Inc,
Expires 09/30/28* (H)	7,205	—

Total Warrants
(Cost $—)		3

Short-Term Investment [2.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.260%	48,365,549	48,366

Total Short-Term Investment
(Cost $48,366)		48,366

Total Investments [100.3%]
(Cost $2,013,876)		$1,724,744

Percentages are based on net assets of $1,719,193 (000).

*	Non-income producing security.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $670,841 (000), representing 39.0% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Zero coupon security.

(F)	Unsettled bank loan, interest rate not available.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(H)	Strike Price is unavailable.

(I)	Unfunded Commitments as of March 31, 2025:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$70,776,821	$15,848,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,104,467	15,487,250	None	None
Oberland Capital Healthcare Solutions LP	5,221,504	10,515,097	None	None
Primary Wave Music IP Fund LP	53,276,332	1,699,014	None	None
TCW Direct Lending LLC	12,167,636	14,067,260	None	None
Total	$144,546,760	$57,616,800

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CMTUSD6Y — 1 Year CMT (Monthly)

DAC — Designated Activity Company

EUAMDB01 — 1 Year EUR LIBOR

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

UNFND — Unfunded

USD — U.S. Dollar

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
U.S. Bank	04/24/25	USD	1,294	EUR	1,200	$6
U.S. Bank	04/24/25	USD	2,169	EUR	2,000	(4)
U.S. Bank	04/24/25	EUR	209,830	USD	227,932	773
U.S. Bank	04/28/25	GBP	7,190	USD	9,306	19
U.S. Bank	04/28/25	EUR	126,990	USD	137,608	102
U.S. Bank	04/28/25	EUR	1,000	USD	1,079	(4)
						$892

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long Contracts
U.S. Ultra Long Treasury Bond	34	Jun-2025	$4,131	$4,157	$26

Short Contracts
U.S. 10-Year Treasury Note	(24)	Jun-2025	$(2,637)	$(2,669)	$(32)
			$1,494	$1,488	$(6)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$787,052	$1,879	$788,931
Loan Participations	—	332,856	878	333,734
Collateralized Loan Obligations	—	315,723	—	315,723
Non-Listed Business Development Companies(a)	—	—	—	82,944
Limited Partnerships(a)	—	—	—	61,602
Note	—	—	49,268	49,268
Convertible Bonds	—	23,188	—	23,188
Sovereign Debt	—	17,710	—	17,710
Common Stock	1,576	710	989	3,275
Warrants	—	3	—	3
Short-Term Investment	48,366	—	—	48,366
Total Investments in Securities	$49,942	$1,477,242	$53,014	$1,724,744

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26	$—	$—	$26
Unrealized Depreciation	(32)	—	—	(32)
Forward Contracts*
Unrealized Appreciation	—	900	—	900
Unrealized Depreciation	—	(8)	—	(8)
Total Other Financial Instruments	$(6)	$892	$—	$886

* Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(1) Of the $53,014 (000) in Level 3 securities as of March 31, 2025, $49,268 (000) or 92.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2025:

	Investments in Corporate Bonds (000)	Investments in Loan Participations (000)	Investments in Note (000)
Beginning balance as of October 1, 2024	$2,123	$1,008	$48,477
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	(3)	—	—
Change in unrealized appreciation/(depreciation)	(507)	1	791
Purchases	555	—	—
Sales/paydowns	(289)	(131)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2025	$1,879	$878	$49,268
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(24,014)	$(447)	$(181,992)

	Investments in Common Stock (000)	Total (000)
Beginning balance as of October 1, 2024	$912	$52,520
Accrued discounts/ premiums	—	—
Realized gain/(loss)	(3)	(6)
Change in unrealized appreciation/(depreciation)	116	401
Purchases	—	555
Sales/paydowns	(36)	(456)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of March 31, 2025	$989	$53,014
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$130	$(206,323)

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2025. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2025 (000)	Valuation Techniques
Note	$49,268	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2025, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.9%]
Communication Services [7.3%]
AT&T	154,400	$4,366
Interpublic Group of	63,700	1,730
Verizon Communications	69,200	3,139

Total Communication Services		9,235

Consumer Discretionary [4.1%]
Best Buy	14,500	1,067
Ford Motor	160,000	1,605
Genuine Parts	10,400	1,239
H&R Block	23,200	1,274

Total Consumer Discretionary		5,185

Consumer Staples [11.4%]
Altria Group	77,400	4,646
Coca-Cola	41,200	2,951
General Mills	30,500	1,824
Kimberly-Clark	9,000	1,280
Philip Morris International	24,200	3,841

Total Consumer Staples		14,542

Energy [6.4%]
Chevron	19,600	3,279
Williams	82,500	4,930

Total Energy		8,209

Financials [26.5%](A)
Brookfield Asset Management, Cl A	27,600	1,337
Cincinnati Financial	20,900	3,087
Citigroup	39,100	2,776
Citizens Financial Group	86,500	3,544
Fidelity National Financial	38,300	2,493
Fifth Third Bancorp	83,900	3,289
Lazard, Cl A	29,000	1,256
MetLife	36,300	2,914
OneMain Holdings, Cl A	28,100	1,373
Principal Financial Group	13,900	1,173
Regions Financial	154,000	3,346
Truist Financial	58,100	2,391
Unum Group	24,600	2,004
US Bancorp	66,700	2,816

Total Financials		33,799

Health Care [3.1%]
AbbVie	11,300	2,368
Pfizer	60,700	1,538

Total Health Care		3,906

Industrials [2.0%]
Lockheed Martin	2,700	1,206
Watsco	2,700	1,372

Total Industrials		2,578

Information Technology [4.2%]
HP	45,100	1,249
IBM	12,000	2,984
Seagate Technology Holdings	13,400	1,138

Total Information Technology		5,371

Materials [5.8%]
International Paper	78,700	4,199
LyondellBasell Industries, Cl A	28,600	2,013
Sonoco Products	24,300	1,148

Total Materials		7,360

Utilities [28.1%](A)
American Electric Power	34,500	3,770
Dominion Energy	44,800	2,512
DTE Energy	19,500	2,696
Duke Energy	29,800	3,635
Entergy	54,200	4,633
Eversource Energy	29,400	1,826
FirstEnergy	68,800	2,781
NiSource	82,500	3,307
Public Service Enterprise Group	35,900	2,955
Sempra	26,900	1,920
WEC Energy Group	28,500	3,106
Xcel Energy	37,700	2,669

Total Utilities		35,810

Total Common Stock
(Cost $90,032)		125,995

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.260%**	1,202,642	$1,203

Total Short-Term Investment
(Cost $1,203)		1,203

Total Investments [99.8%]
(Cost $91,235)		$127,198

Percentages are based on net assets of $127,472 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2025.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

Cl — Class

As of March 31, 2025, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.8%]
Communication Services [10.8%]
Alphabet, Cl A	92,874	$14,362
Meta Platforms, Cl A	15,710	9,055
T-Mobile US	30,534	8,144
Walt Disney	65,103	6,426

Total Communication Services		37,987

Consumer Discretionary [9.8%]
Amazon.Com *	70,052	13,328
Home Depot	19,940	7,308
McDonald’s	18,991	5,932
Tesla *	21,172	5,487
TJX	18,340	2,234

Total Consumer Discretionary		34,289

Consumer Staples [5.8%]
Anheuser-Busch InBev ADR	45,845	2,822
Costco Wholesale	8,028	7,593
PepsiCo	27,200	4,078
Procter & Gamble	13,837	2,358
Walmart	37,509	3,293

Total Consumer Staples		20,144

Energy [3.3%]
EOG Resources	33,725	4,325
ExxonMobil	43,902	5,221
Occidental Petroleum	18,470	912
Schlumberger	26,322	1,100

Total Energy		11,558

Financials [17.7%]
Bank of America	84,319	3,518
Bank of New York Mellon	28,560	2,395
Berkshire Hathaway, Cl B *	16,671	8,879
Capital One Financial	36,553	6,554
CME Group, Cl A	12,284	3,259
JPMorgan Chase	45,099	11,063
Marsh & McLennan	24,699	6,027
Mastercard, Cl A	14,731	8,074
S&P Global	8,274	4,204
Visa, Cl A	24,173	8,472

Total Financials		62,445

Health Care [10.1%]
Amgen	16,100	5,016
Eli Lilly	5,984	4,942
HCA Healthcare	3,861	1,334
Novo Nordisk ADR	48,652	3,378
Thermo Fisher Scientific	10,374	5,162
UnitedHealth Group	13,644	7,146
Vertex Pharmaceuticals *	12,196	5,913
Zoetis, Cl A	16,671	2,745

Total Health Care		35,636

Industrials [8.2%]
Cintas	29,270	6,016
CSX	105,289	3,099
Northrop Grumman	6,844	3,504
Parker-Hannifin	6,274	3,814
Quanta Services	17,658	4,488
Trane Technologies	23,471	7,908

Total Industrials		28,829

Information Technology [28.2%](A)
Adobe *	11,845	4,543
Apple	108,908	24,192
ASML Holding, Cl G	8,611	5,706
Broadcom	38,080	6,376
KLA	5,396	3,668
Microsoft	61,647	23,142
NVIDIA	184,729	20,021
NXP Semiconductors	11,372	2,161
Roper Technologies	6,725	3,965
Salesforce	20,380	5,469

Total Information Technology		99,243

Materials [0.9%]
Linde	6,536	3,043

Real Estate [1.7%]
American Tower	27,425	5,968

Utilities [2.3%]
American Water Works	19,464	2,871
NextEra Energy	75,072	5,322

Total Utilities		8,193

Total Common Stock
(Cost $183,957)		347,335

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

schedule of investments
March 31, 2025 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.260%**	4,165,753	$4,166

Total Short-Term Investment
(Cost $4,166)		4,166

Total Investments [100.0%]
(Cost $188,123)		$351,501

Percentages are based on net assets of $351,492 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2025.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2025, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

statements of assets and liabilities (000)
March 31, 2025 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including repurchase agreements)	$7,081,307	$815,138
Investments in securities, at value	$5,831,307	$772,822
Repurchase agreements, at value	1,250,000	—
Dividend and interest receivable	7,499	10,847
Receivable for investment securities sold	—	4,456
Receivable for capital shares sold	33,848	505
Prepaid expenses	129	23
Total Assets	$7,122,783	$788,653

LIABILITIES:
Payable for capital shares redeemed	41,411	2,587
Payable for income distributions	7,271	1,789
Payable for investment securities purchased	—	7,276
Investment advisory fees payable	259	336
Shareholder servicing and distribution fees payable	2,048	274
Administrative fees payable	133	40
Trustee fees payable	20	5
Accrued expenses	307	56
Total Liabilities	51,449	12,363
Net Assets	$7,071,334	$776,290

COMMITMENTS AND CONTINGENCIES†
NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$7,071,319	$1,063,472
Total distributable earnings/(loss)	15	(287,182)
Net Assets	$7,071,334	$776,290

Class N Shares:
Net Assets	$10	$488,124
Total shares outstanding at end of period	10	53,060
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.20

Class S Shares:
Net Assets	$1,164,067	$—
Total shares outstanding at end of period	1,164,065	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—

Servicing Class Shares:
Net Assets	$5,907,257	$288,166
Total shares outstanding at end of period	5,907,247	31,306
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.20

Amounts designated as “—” are either $0 or have been rounded to $0.

†	See Note 2 in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

statements of assets and liabilities (000)
March 31, 2025 (Unaudited)

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund		City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$2,013,876	$91,235		$188,123
Investments in securities, at value	$1,724,744	$127,198		$351,501
Foreign currency(1)	2,197	—		—
Dividend and interest receivable	21,288	390		94
Foreign tax reclaim receivable	418	87		29
Receivable for capital shares sold	1,521	—		516
Receivable for investment securities sold	21,373	—		—
Variation margin receivable	15	—		—
Unrealized gain on forward foreign currency contracts	900	—		—
Cash collateral for forward foreign currency contracts	146	—		—
Prepaid expenses	347	6		17
Total Assets	$1,772,949	$127,681		$352,157

LIABILITIES:
Payable for line of credit	16,910	—		—
Payable for investment securities purchased	32,060	—		—
Payable for capital shares redeemed	2,343	36		353
Unrealized loss on forward foreign currency contracts	8	—		—
Payable to Custodian	663	1		4
Investment advisory fees payable	739	54		122
Shareholder servicing and distribution fees payable	744	54		123
Trustee fees payable	53	15		5
Administrative fees payable	7	31		34
Accrued expenses	229	18		24
Total Liabilities	53,756	209		665
Net Assets	$1,719,193	$127,472		$351,492

COMMITMENTS AND CONTINGENCIES†
NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$2,801,716	$87,154		$152,114
Total distributable earnings/(loss)	(1,082,523)	40,318		199,378
Net Assets	$1,719,193	$127,472		$351,492

Institutional Class Shares:
Net Assets	$—	$—		$250
Total shares outstanding at end of period	—	—		11
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—		$23.40	*

Class N Shares:
Net Assets	$1,719,193	$127,472		$218,495
Total shares outstanding at end of period	88,737	3,519		9,466
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$19.37	$36.23	*	$23.08

Servicing Class Shares:
Net Assets	$—	$—		$132,747
Total shares outstanding at end of period	—	—		5,723
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—		$23.19	*

(1)	Cost of foreign currency $2,172 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2025 does not calculate to the stated NAV per share due to rounding of net assets and shares.

†	See Note 2 in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Statements of Operations

statements of operations (000)
For the six months ended March 31, 2025 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
INVESTMENT INCOME:
Interest Income	$184,014	$20,000
Dividend Income	—	199
Total Investment Income	184,014	20,199

EXPENSES:
Investment Advisory Fees	10,490	1,991
Shareholder Servicing Fees — Class N(1)	—	1,276
Shareholder Servicing Fees — Class S(1)	4,238	—
Shareholder Servicing Fees — Servicing Class	8,573	357
Administration Fees	809	239
Transfer Agent Fees	152	15
Trustee Fees	203	60
Professional Fees	329	45
Custody Fees	143	15
Interest Expense on Borrowings	—	14
Registration Fees	65	8
Printing Fees	76	7
Insurance and Other Expenses	187	74
Total Expenses	25,265	4,101
Less, Waivers of:
Investment Advisory Fees	(8,835)	—
Net Expenses	16,430	4,101

Net Investment Income	167,584	16,098
Net Realized Gain (Loss):
Investments	7	(2,094)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(21,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	$167,591	$(7,753)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

statements of operations (000)
For the six months ended March 31, 2025 (Unaudited)

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$7,803	$2,722	$2,165
Interest Income	65,959	—	—
Less: Foreign Taxes Withheld	—	(4)	(16)
Total Investment Income	73,762	2,718	2,149

EXPENSES:
Investment Advisory Fees	4,439	343	783
Shareholder Servicing Fees — Class N(1)	4,439	343	594
Shareholder Servicing Fees — Servicing Class	—	—	192
Administration Fees	317	187	207
Transfer Agent Fees	34	3	7
Trustee Fees	80	57	52
Professional Fees	87	20	28
Custody Fees	87	3	8
Registration Fees	17	3	3
Printing Fees	17	1	4
Interest Expense on Borrowings	582	—	—
Insurance and Other Expenses	210	23	20
Total Expenses	10,309	983	1,898
Less, Waivers of:
Investment Advisory Fees	(54)	—	—
Net Expenses	10,255	983	1,898

Net Investment Income	63,507	1,735	251
Net Realized Gain (Loss) from:
Securities Transactions	(18,180)	4,863	39,033
Futures Contracts	(234)	—	—
Forward Foreign Currency Contracts	13,100	—	—
Foreign Currency Transactions	961	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(19,722)	(3,674)	(49,092)
Forward Foreign Currency Contracts	447	—	—
Foreign Currency Translations	(105)	—	—
Futures Contracts	(74)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,700	$2,924	$(9,808)

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

statements of changes in net assets (000)
For the six months ended March 31, 2025 (Unaudited) and year ended September 30, 2024

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
	2025	2024	2025	2024
OPERATIONS:
Net Investment Income	$167,584	$369,845	$16,098	$41,276
Net Realized Gain (Loss)	7	7	(2,094)	(23,688)
Net Change in Unrealized Appreciation (Depreciation)	—	—	(21,757)	107,975
Net Increase (Decrease) in Net Assets Resulting from Operations	167,591	369,852	(7,753)	125,563

DISTRIBUTIONS:
Class N	—	(6,920)	(9,925)	(24,115)
Class S	(22,831)	(53,639)	—	—
Servicing Class	(144,772)	(309,295)	(5,923)	(16,099)
Total Distributions	(167,603)	(369,854)	(15,848)	(40,214)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	—	429,391	65,444	134,532
Shares Issued in Lieu of Dividends and Distributions	—	6,920	4,955	12,286
Shares Redeemed	—	(1,100,521)	(111,330)	(270,443)
Increase (Decrease) in Net Assets from Class N Share Transactions	—	(664,210)	(40,931)	(123,625)

Class S:
Shares Issued	8,448,734	4,109,649	—	—
Shares Issued in Lieu of Dividends and Distributions	125,425	—	—	—
Shares Redeemed	(9,304,846)	(4,348,034)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(730,687)	(238,385)	—	—

Servicing Class:
Shares Issued	2,526,571	15,193,995	67,130	57,135
Shares Issued in Lieu of Dividends and Distributions	—	266,028	819	2,685
Shares Redeemed	(2,594,869)	(14,732,734)	(68,088)	(238,825)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(68,298)	727,289	(139)	(179,005)

Net Increase (Decrease) in Net Assets from Share Transactions	(798,985)	(175,306)	(41,070)	(302,630)
Total Increase (Decrease) in Net Assets	(798,997)	(175,308)	(64,671)	(217,281)

NET ASSETS:
Beginning of Year/Period	7,870,331	8,045,639	840,961	1,058,242
End of Year/Period	$7,071,334	$7,870,331	$776,290	$840,961

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

statements of changes in net assets (000)
For the six months ended March 31, 2025 (Unaudited) and year ended September 30, 2024

	City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Equity Income Fund
	2025	2024	2025	2024
OPERATIONS:
Net Investment Income	$63,507	$151,387	$1,735	$4,208
Net Realized Gain (Loss)	(4,353)	(70,822)	4,863	12,462
Net Change in Unrealized Appreciation (Depreciation)	(19,454)	117,312	(3,674)	23,349
Net Increase (Decrease) in Net Assets Resulting from Operations	39,700	197,877	2,924	40,019

DISTRIBUTIONS:
Institutional Class	—	—	—	—
Class N	(63,880)	(122,108)	(11,884)	(4,143)
Servicing Class	—	—	—	—
Total Distributions	(63,880)	(122,108)	(11,884)	(4,143)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—

Class N:
Shares Issued	173,309	333,094	5,049	12,604
Shares Issued in Lieu of Dividends and Distributions	45,124	86,257	7,803	2,778
Shares Redeemed	(351,189)	(803,156)	(24,039)	(73,505)
Increase (Decrease) in Net Assets from Class N Share Transactions	(132,756)	(383,805)	(11,187)	(58,123)

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(132,756)	(383,805)	(11,187)	(58,123)
Total Increase (Decrease) in Net Assets	(156,936)	(308,036)	(20,147)	(22,247)

NET ASSETS:
Beginning of Year/Period	1,876,129	2,184,165	147,619	169,866
End of Year/Period	$1,719,193	$1,876,129	$127,472	$147,619

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

City National Rochdale U.S. Core Equity Fund
2025	2024

$251	$1,005
39,033	66,514
(49,092)	39,678
(9,808)	107,197

(44)	(18)
(37,903)	(25,483)
(25,165)	(18,780)
(63,112)	(44,281)

—	103
35	18
(15)	(11)
20	110

22,969	40,465
31,073	21,111
(37,444)	(61,735)
16,598	(159)

15,952	19,974
3,974	2,142
(24,574)	(36,888)
(4,648)	(14,772)

11,970	(14,821)
(60,950)	48,095

412,442	364,347
$351,492	$412,442

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

statement of cash flows (000)
For the period ended March 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$39,700
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(674,122)
Proceeds from disposition of investment securities	812,962
Amortization (accretion of market discount)	(5,724)
Premium payments	(795)
Net realized loss on investments	18,180
Net change in unrealized appreciation on investments	19,454

Changes in assets:
Dividend and interest receivable	2,293
Reclaim receivable	14
Receivable for investment securities sold	10,004
Variation Margin	30
Unrealized gain on forward foreign currency contracts	(365)
Prepaid expenses	(337)

Changes in liabilities:
Payable for investment securities purchased	(43,843)
Payable upon return on securities loaned	16,910
Unrealized loss on forward foreign currency contracts	(82)
Investment advisory fees payable	(38)
Shareholder servicing and distribution fees payable	(33)
Administrative fees payable	(1)
Trustee fees payable	7
Accrued expenses	22
Net Cash Used in Operating Activities	194,236

Cash Flows from Financing Activities:
Proceeds from shares issued	218,374
Cost of shares redeemed	(349,914)
Distributions	(63,880)
Net cash provided by financing activities	(195,420)
Net change in cash	(1,184)
Cash at beginning of year	2,864
Cash at end of year	$1,680

Non-cash operating and financing activities:
Reinvestments of dividends and distributions	$45,124

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Payable to Custodian	$(663)
Foreign Currency	2,197
Restricted Cash	146
Total Cash and Foreign Currency	$1,680

Supplemental Disclosure of Cash Flow Information:
Interest Paid	$582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

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CITY NATIONAL ROCHDALE FUNDS | PAGE 85

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2025 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses)	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2025	$1.00	$0.019		$—	$(0.019)	—	$1.00	1.96%	$10	0.65%	3.89%	0.88%	—%
2024	1.00	0.047		0.000 *	(0.047)	—	1.00	4.84	10	0.63	4.71	0.85	—
2023	1.00	0.041		(0.001)	(0.040)	—	1.00	4.00	664,234	0.65	4.07	0.87	—
2022	1.00	0.004		0.000 *	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000	*	0.000 *	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003		0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
Class S (commenced operations on October 6, 1999)
2025	$1.00	$0.019		$—	$(0.019)	—	$1.00	1.89%	$1,164,067	0.79%	3.76%	1.01%	—%
2024	1.00	0.046		0.000 *	(0.046)	—	1.00	4.68	1,232,366	0.79	4.58	1.01	—
2023	1.00	0.039		(0.001)	(0.038)	—	1.00	3.85	1,470,759	0.80	3.93	1.02	—
2022	1.00	0.003		—	(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000	*	0.000 *	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003		0.000 *	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
Servicing Class (commenced operations on April 3, 2000)
2025	$1.00	$0.021		$—	$(0.021)	—	$1.00	2.12%	$5,907,257	0.34%	4.22%	0.56%	—%
2024	1.00	0.050		0.000 *	(0.050)	—	1.00	5.15	6,637,955	0.34	5.03	0.56	—
2023	1.00	0.043		(0.001)	(0.042)	—	1.00	4.31	5,910,646	0.35	4.33	0.57	—
2022	1.00	0.005		0.000 *	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000	*	0.000 *	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005		0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2025	$9.48	$0.18		$(0.28)	$(0.18)	—	$9.20	(1.06)%	$488,124	1.11%	3.95%	1.11%	10%
2024	8.67	0.39		0.81	(0.39)	—	9.48	14.04	544,405	1.10	4.34	1.10	18
2023	8.97	0.36		(0.31)	(0.35)	—	8.67	0.44	616,138	1.08	3.99	1.08	25
2022	11.07	0.31		(2.10)	(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33		0.46	(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35		(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
Servicing Class (commenced operations on December 30, 2013)
2025	$9.48	$0.20		$(0.29)	$(0.19)	—	$9.20	(0.93)%	$288,166	0.86%	4.20%	0.86%	10%
2024	8.67	0.42		0.80	(0.41)	—	9.48	14.32	296,556	0.85	4.59	0.85	18
2023	8.98	0.39		(0.33)	(0.37)	—	8.67	0.58	442,104	0.84	4.24	0.84	25
2022	11.08	0.33		(2.10)	(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36		0.46	(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38		(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses)	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2025	$19.66	$0.70	$(0.27)	$(0.72)	$—	$—	$19.37	2.22%	$1,719,193	1.15%	7.14%	1.16%	21%
2024	18.96	1.48	0.44	(1.22)	—	—	19.66	10.32	1,876,129	1.14	7.57	1.14	34
2023	18.60	1.34	0.71	(1.69)	—	—	18.96	11.44	2,184,165	1.13	7.06	1.13	63
2022*	23.39	1.16	(4.62)	(1.33)	—	—	18.60	(15.23)	3,070,638	1.09 (2)	5.44	1.09	94
2021*	22.57	1.21	1.04	(1.43)	—	—	23.39	10.14	4,111,912	1.10 (2)	5.14	1.10	117
2020*	24.22	1.53	(1.83)	(1.35)	—	—	22.57	(0.94)	3,739,101	1.10 (2)	6.66	1.11 (2)	143
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2025	$38.71	$0.47	$0.31	$(0.46)	$—	$(2.80)	$36.23	2.37%	$127,472	1.43%	2.52%	1.43%	3%
2024	30.53	0.93	8.23	(0.98)	—	—	38.71	30.37	147,619	1.35	2.76	1.35	34
2023	35.40	0.96	(0.42)	(0.95)	(4.46)	—	30.53	0.03	169,866	1.27	2.76	1.27	32
2022	40.58	1.02	(2.42)	(1.02)	(2.76)	—	35.40	(4.41)	202,680	1.12	2.47	1.17	24
2021	35.52	0.88	5.30	(1.12)	—	—	40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2025	$28.44	$0.07	$(0.63)	$(0.07)	—	$(4.41)	$23.40	(2.89)%	$250	0.57%	0.53%	0.57%	5%
2024	24.21	0.17	7.16	(0.20)	(2.90)	—	28.44	32.69	280	0.57	0.64	0.57	20
2023	20.66	0.19	3.98	(0.16)	(0.46)	—	24.21	20.43	138	0.54	0.81	0.54	28
2022	26.49	0.17	(4.67)	(0.18)	(1.15)	—	20.66	(18.18)	126	0.52	0.70	0.52	28
2021	20.99	0.15	5.45	(0.10)	—	—	26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	— ^	20.99	12.20	5,633	0.56	0.52	0.56	14
Class N (commenced operations on December 3, 2012)
2025	$28.11	$—	$(0.62)	$—	—	$(4.41)	$23.08	(3.13)%	$218,495	1.07%	0.03%	1.07%	5%
2024	23.97	0.04	7.08	(0.08)	(2.90)	—	28.11	32.03	246,302	1.07	0.16	1.07	20
2023	20.46	0.07	3.94	(0.04)	(0.46)	—	23.97	19.85	209,330	1.04	0.31	1.04	28
2022	26.25	0.04	(4.62)	(0.06)	(1.15)	—	20.46	(18.61)	184,503	1.02	0.17	1.02	28
2021	20.73	0.02	5.53	(0.03)	—	—	26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	— ^	20.73	11.64	171,355	1.04	0.26	1.04	14
Servicing Class (commenced operations on December 3, 2012)
2025	$28.23	$0.04	$(0.64)	$(0.03)	—	$(4.41)	$23.19	(3.04)%	$132,747	0.82%	0.28%	0.82%	5%
2024	24.05	0.11	7.11	(0.14)	(2.90)	—	28.23	32.38	165,860	0.82	0.41	0.82	20
2023	20.52	0.13	3.96	(0.10)	(0.46)	—	24.05	20.18	154,879	0.79	0.57	0.79	28
2022	26.33	0.10	(4.64)	(0.12)	(1.15)	—	20.52	(18.42)	143,986	0.77	0.42	0.77	28
2021	20.77	0.08	5.54	(0.06)	—	—	26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	— ^	20.77	11.91	155,403	0.78	0.52	0.78	14

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.005 per share.
*	Includes Consolidated investments in Irish Subsidiary. See Note 1 in the Notes to Financial Statements.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

notes to financial statements
March 31, 2025 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following five series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”). The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

On October 1, 2022, City National Rochdale Income Opportunities (Ireland) Limited, a wholly owned subsidiary of the Fixed Income Opportunities Fund, transferred its holdings to CNR FIOF Investments (Ireland) Limited, a company organized under the laws of Ireland (the “Irish Company”), and began the process of dissolving. The Irish Company is a “qualifying company” as defined in Section 110 of the Irish Taxes Consolidation Act 1997, as amended. As a result of this restructuring, the Irish Company issued a profit participation note to the Fixed Income Opportunities Fund, through which the Fund benefits from the profits of the transferred holdings. The Fixed Income Opportunities Fund does not hold an equity interest or voting rights in the Irish Company, nor does it have the ability to appoint directors. Consequently, the Fixed Income Opportunities Fund does not consolidate the operations of the Irish Company into the Fund’s financial statements, including in the Semi-Annual Financials and Other Information for the period ended March 31, 2025. The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents, and U.S. Government securities.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2025, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

notes to financial statements
March 31, 2025 (Unaudited)

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Municipal High Income Fund. Dividends from net investment income are declared and paid quarterly for the Fixed Income Opportunities Fund and the Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on, or prohibitions against, the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed,

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Futures contracts also involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2025, if applicable.

Swaps – A Fund may invest in swaps as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swaps may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap would be likely to decline, potentially resulting in losses.

Generally, a swap has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap either by assignment or by other disposition, or by entering into an offsetting swap with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swaps according to guidelines established by the SEC. If a Fund enters into a swap on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2025, and for the period then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

notes to financial statements
March 31, 2025 (Unaudited)

with the Fair Value Procedures. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the entity. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and/or the Fixed Income Opportunities Fund.

Commitments and Contingencies – As of March 31, 2025, the Fixed Income Opportunities Fund has contractual unfunded commitments to provide additional funding of $57.6 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected.

3.	DERIVATIVE TRANSACTIONS:

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of March 31, 2025, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value (000)	Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$26	Unrealized depreciation on futures contracts	$32
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	900	Unrealized loss on forward foreign currency contracts	8
Total derivatives not accounted for as hedging instruments		$926		$40

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(234)	$(234)
Foreign exchange contracts	13,100	—	13,100
Total	$13,100	$(234)	$12,866

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(74)	$(74)
Foreign exchange contracts	447	—	447
Total	$447	$(74)	$373

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts and futures contracts activity during the period ended March 31, 2025:

Fixed Income Opportunities Fund	(000)
Forwards:
Average Notional Balance Long	$6,643
Average Notional Balance Short	248,316
Futures:
Average Notional Balance Long	6,839
Average Notional Balance Short	2,140

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2025:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$900	$—	$—	$900
Total	$900	$—	—	900

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(8)	$—	$—	$(8)
Total	$(8)	$—	$—	$(8)

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2026. Any time prior to January 31, 2026, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2025, CNB and City National Rochdale received $13,962,091 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

notes to financial statements
March 31, 2025 (Unaudited)

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Municipal High Income Fund	0.50
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2026. Anytime prior to January 31, 2026, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2026, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser. The Adviser has agreed to voluntarily waive additional management fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver may be terminated at any time.

As of March 31, 2025, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

Fixed Income Opportunities Fund
Institutional Class	n/a
Class N	1.09%
Servicing Class	n/a

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2025, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Municipal High Income Fund	$—	$79,502	$—	$113,159
Fixed Income Opportunities Fund	—	284,244	—	374,877
Equity Income Fund	—	4,613	—	26,082
U.S. Core Equity Fund	—	19,501	—	72,776

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

The tax character of dividends and distributions declared during the years ended September 30, 2024, and September 30, 2023, were as follows:

Fund	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2024	$—	$369,854	$—	$—	$369,854
2023	—	260,999	—	—	260,999
Municipal High Income Fund
2024	$38,753	$1,461	$—	$—	$40,214
2023	46,813	2,078	—	—	48,891
Fixed Income Opportunities Fund
2024	$—	$122,108	$—	$—	$122,108
2023	—	210,639	—	—	210,639
Equity Income Fund
2024	$—	$4,143	$—	$—	$4,143
2023	—	5,535	25,253	—	30,788
U.S. Core Equity Fund
2024	$—	$2,943	$41,338	$—	$44,281
2023	—	1,038	7,275	—	8,313

As of September 30, 2024, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$30,645	$—	$—	$—	$—	$(30,618)	$27
Municipal High Income Fund	4,934	—	—	(244,615)	—	(21,126)	(2,774)	(263,581)
Fixed Income Opportunities Fund	—	—	—	(796,638)	—	(260,257)	(1,448)	(1,058,343)
Equity Income Fund	—	156	9,856	—	—	39,257	9	49,278
U.S. Core Equity Fund	—	—	59,828	—	—	212,470	—	272,298

*	Other temporary differences primarily consist of dividend payable and Late-Year Ordinary Losses.

Post-October losses and Late-Year losses, if any, represent losses realized on investments and foreign currency transactions from November 1, 2023, through September 30, 2024, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Funds did not elect to defer any Post-October Losses in the current year.

Late-Year losses, if any, represent certain ordinary and specified losses which occur after December 31, 2023, and October 31, 2023, respectively, through September 30, 2024, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Fixed Income Opportunities Fund elected to defer $1,450,532 of such losses in the current year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Municipal High Income Fund	$107,581	$137,034	$244,615
Fixed Income Opportunities Fund	152,225	644,413	796,638

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

notes to financial statements
March 31, 2025 (Unaudited)

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2025, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Municipal High Income Fund	$815,138	$24,145	$(66,461)	$(42,316)
Fixed Income Opportunities Fund	2,013,876	28,746	(317,878)	(289,132)
Equity Income Fund	91,235	37,927	(1,964)	35,963
U.S. Core Equity Fund	188,123	167,285	(3,907)	163,378

At March 31, 2025, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2025, and the year ended September 30, 2024, was as follows (000):

	Government Money Market Fund		Municipal High Income Fund
	2025	2024	2025	2024
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	—	429,391	7,021	14,861
Shares issued in lieu of dividends and distributions	—	6,920	531	1,346
Shares redeemed	—	(1,100,521)	(11,928)	(29,862)
Net Class N transactions	—	(664,210)	(4,376)	(13,655)
Class S:
Shares issued	2,526,572	4,109,648	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	(2,594,869)	(4,348,034)	—	—
Net Class S transactions	(68,297)	(238,386)	—	—
Servicing Class:
Shares issued	8,448,734	15,193,996	7,215	6,272
Shares issued in lieu of dividends and distributions	125,425	266,028	88	294
Shares redeemed	(9,304,846)	(14,732,734)	(7,267)	(26,280)
Net Servicing Class transactions	(730,687)	727,290	36	(19,714)

	Fixed Income Opportunities Fund		Equity Income Fund		U.S. Core Equity Fund
	2025	2024	2025	2024	2025	2024
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	4
Shares issued in lieu of dividends and distributions	—	—	—	—	2	1
Shares redeemed	—	—	—	—	(1)	(1)
Net Institutional Class transactions	—	—	—	—	1	4
Class N:
Shares issued	8,810	17,034	137	380	908	1,588
Shares issued in lieu of dividends and distributions	2,330	4,414	222	79	1,267	890
Shares redeemed	(17,846)	(41,216)	(654)	(2,209)	(1,471)	(2,448)
Net Class N transactions	(6,706)	(19,768)	(295)	(1,750)	704	30
Servicing Class:
Shares issued	—	—	—	—	639	795
Shares issued in lieu of dividends and distributions	—	—	—	—	161	90
Shares redeemed	—	—	—	—	(953)	(1,449)
Net Servicing Class transactions	—	—	—	—	(153)	(564)

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

notes to financial statements
March 31, 2025 (Unaudited)

10.	LINE OF CREDIT:

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. The LOC matures, unless renewed by September 3, 2025. The LOC is with the Custodian. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. Interest expense amounts are shown as Interest Expense on Borrowings on the Statements of Operations.

Borrowing activity under the LOC for the period ended March 31, 2025, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Municipal High Income Fund	$300,000	$14	7.00%	$337	$6,092
Fixed Income Opportunities Fund	300,000	582	7.00%	16,648	51,112
Equity Income Fund	300,000	—	7.00%	104	1,612

For the period ended March 31, 2025, there was no LOC activity outstanding.

11. RECENT ACCOUNTING PRONOUNCEMENT:

In this reporting period, the Funds adopted the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SEI Investments Management Corporation (SIMC) acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. SUBSEQUENT EVENTS:

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements, and no issues were noted to disclose, except the following:

The Equity Income Fund was liquidated on April 14, 2025.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

other information - (form n-csrs items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

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CITY NATIONAL ROCHDALE FUNDS | PAGE 100

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SA-004-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto
Principal Executive Officer

Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto
Principal Executive Officer
Date: June 9, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer
Date: June 9, 2025